Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
....................... 4,042 $ 241,994
AeroVironment, Inc.
(a)
................. 3,253 498,620
AerSale Corp.
(a) (b)
.................... 4,272 30,673
Archer Aviation, Inc. , Class A
(a)
........... 19,303 89,180
Astronics Corp.
(a)
.................... 3,107 59,157
Cadre Holdings, Inc. .................. 2,268 82,102
Ducommun, Inc.
(a)
................... 1,617 82,952
Eve Holding, Inc.
(a) (b)
.................. 2,134 11,524
Kaman Corp. ...................... 3,398 155,866
Kratos Defense & Security Solutions, Inc.
(a)
.. 17,190 315,952
Leonardo DRS, Inc.
(a)
................. 8,146 179,945
Moog, Inc. , Class A .................. 3,452 551,112
National Presto Industries, Inc. ........... 663 55,559
Park Aerospace Corp. ................. 2,528 42,041
Parsons Corp.
(a)
..................... 5,043 418,317
Rocket Lab USA, Inc.
(a) (b)
............... 34,160 140,398
Terran Orbital Corp.
(a) (b)
................ 11,116 14,562
Triumph Group, Inc.
(a)
................. 7,589 114,139
V2X, Inc.
(a)
........................ 1,374 64,179
Virgin Galactic Holdings, Inc. , Class C
(a) (b)
.... 41,323 61,158
3,209,430
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)
....... 6,064 83,441
Forward Air Corp. ................... 3,164 98,432
Hub Group, Inc. , Class A ............... 7,633 329,898
Radiant Logistics, Inc.
(a) (b)
.............. 4,387 23,777
535,548
Automobile Components — 1.4%
Adient plc
(a)
........................ 10,993 361,890
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 105,645
Atmus Filtration Technologies, Inc.
(a)
....... 10,191 328,660
Cooper-Standard Holdings, Inc.
(a)
......... 2,110 34,942
Dana, Inc. ......................... 15,497 196,812
Dorman Products, Inc.
(a)
............... 3,234 311,725
Fox Factory Holding Corp.
(a) (b)
........... 5,136 267,432
Gentherm, Inc.
(a)
.................... 3,894 224,217
Goodyear Tire & Rubber Co. (The)
(a)
....... 33,965 466,339
Holley, Inc.
(a)
....................... 5,818 25,948
LCI Industries
(b)
..................... 3,004 369,672
Luminar Technologies, Inc. , Class A
(a) (b)
..... 33,493 65,981
Modine Manufacturing Co.
(a)
............ 6,256 595,509
Patrick Industries, Inc. ................ 2,560 305,843
Solid Power, Inc. , Class A
(a) (b)
............ 19,650 39,889
Standard Motor Products, Inc.
(b)
.......... 2,423 81,292
Stoneridge, Inc.
(a)
.................... 3,064 56,500
Visteon Corp.
(a)
..................... 3,317 390,112
XPEL, Inc.
(a) (c)
...................... 2,752 148,663
4,377,071
Automobiles — 0.1%
Livewire Group, Inc.
(a)
................. 2,321 16,781
Winnebago Industries, Inc. ............. 3,490 258,260
Workhorse Group, Inc.
(a) (b)
.............. 18,052 4,235
279,276
Banks — 8.4%
1st Source Corp. .................... 2,055 107,723
ACNB Corp.
(b)
...................... 981 36,886
Amalgamated Financial Corp. ........... 2,379 57,096
Amerant Bancorp, Inc. , Class A .......... 2,804 65,305
American National Bankshares, Inc. ....... 1,215 58,028
Ameris Bancorp ..................... 8,099 391,830
Ames National Corp. ................. 1,111 22,420
Security
Shares
Shares Value
Banks (continued)
Arrow Financial Corp. ................. 1,959 $ 49,014
Associated Banc-Corp. ................ 18,521 398,387
Atlantic Union Bankshares Corp. ......... 9,198 324,781
Axos Financial, Inc.
(a) (b)
................ 6,570 355,043
Banc of California, Inc. ................ 16,396 249,383
BancFirst Corp. ..................... 2,694 237,153
Bancorp, Inc. (The)
(a)
................. 6,160 206,114
Bank First Corp. .................... 1,140 98,804
Bank of Hawaii Corp.
(b)
................ 4,508 281,254
Bank of Marin Bancorp ................ 2,055 34,462
Bank of NT Butterfield & Son Ltd. (The) ..... 5,962 190,724
Bank7 Corp.
(b)
...................... 407 11,477
BankUnited, Inc. .................... 9,013 252,364
Bankwell Financial Group, Inc. ........... 1,001 25,966
Banner Corp. ...................... 4,086 196,128
Bar Harbor Bankshares ............... 1,956 51,795
BayCom Corp. ..................... 1,492 30,750
BCB Bancorp, Inc. ................... 2,193 22,917
Berkshire Hills Bancorp, Inc. ............ 5,072 116,250
Blue Foundry Bancorp
(a)
............... 3,298 30,869
Blue Ridge Bankshares, Inc. ............ 2,069 5,566
Bridgewater Bancshares, Inc.
(a)
.......... 2,303 26,807
Brookline Bancorp, Inc. ................ 10,942 108,982
Burke & Herbert Financial Services Corp. ... 797 44,656
Business First Bancshares, Inc. .......... 3,118 69,469
Byline Bancorp, Inc. .................. 2,841 61,707
C&F Financial Corp.
(b)
................. 365 17,885
Cadence Bank
(b)
.................... 19,124 554,596
Cambridge Bancorp .................. 927 63,184
Camden National Corp. ............... 1,805 60,504
Capital Bancorp, Inc. ................. 1,075 22,392
Capital City Bank Group, Inc. ............ 1,779 49,278
Capitol Federal Financial, Inc. ........... 15,065 89,787
Capstar Financial Holdings, Inc. .......... 2,443 49,104
Carter Bankshares, Inc.
(a) (b)
............. 3,079 38,919
Cathay General Bancorp ............... 8,618 326,019
Central Pacific Financial Corp. ........... 3,251 64,207
Central Valley Community Bancorp
(b)
....... 1,294 25,738
Chemung Financial Corp. .............. 440 18,691
ChoiceOne Financial Services, Inc. ........ 808 22,099
Citizens & Northern Corp.
(b)
............. 1,779 33,410
Citizens Financial Services, Inc.
(b)
......... 487 23,960
City Holding Co.
(b)
................... 1,731 180,405
Civista Bancshares, Inc. ............... 1,975 30,375
CNB Financial Corp. .................. 2,895 59,029
Coastal Financial Corp.
(a)
.............. 1,325 51,503
Codorus Valley Bancorp, Inc.
(b)
........... 1,184 26,948
Colony Bankcorp, Inc.
(b)
............... 1,900 21,850
Columbia Financial, Inc.
(a)
.............. 3,794 65,295
Community Bank System, Inc. ........... 6,039 290,053
Community Trust Bancorp, Inc. .......... 2,021 86,196
ConnectOne Bancorp, Inc. ............. 4,208 82,056
CrossFirst Bankshares, Inc.
(a)
............ 5,614 77,698
Customers Bancorp, Inc.
(a)
.............. 3,518 186,665
CVB Financial Corp. .................. 15,841 282,603
Dime Community Bancshares, Inc. ........ 4,384 84,436
Eagle Bancorp, Inc. .................. 3,499 82,192
Eastern Bankshares, Inc.
(b)
............. 18,774 258,706
Enterprise Bancorp, Inc. ............... 1,148 29,814
Enterprise Financial Services Corp. ....... 4,366 177,085
Equity Bancshares, Inc. , Class A ......... 1,903 65,406
Esquire Financial Holdings, Inc. .......... 818 38,830
ESSA Bancorp, Inc.
(b)
................. 1,030 18,777
Evans Bancorp, Inc.
(b)
................. 721 21,529
Farmers & Merchants Bancorp, Inc. ....... 1,698 37,848

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Farmers National Banc Corp. ............ 4,586 $ 61,269
FB Financial Corp. ................... 4,288 161,486
Fidelity D&D Bancorp, Inc. .............. 564 27,315
Financial Institutions, Inc. .............. 1,836 34,554
First BanCorp ...................... 20,104 352,624
First BanCorp
(b)
..................... 4,766 172,148
First Bancorp, Inc. (The)
(b)
.............. 1,391 34,274
First Bancshares, Inc. (The) ............. 3,926 101,880
First Bank ......................... 2,963 40,712
First Busey Corp. .................... 6,386 153,583
First Business Financial Services, Inc. ...... 1,154 43,275
First Commonwealth Financial Corp. ....... 11,304 157,352
First Community Bankshares, Inc. ........ 2,268 78,541
First Community Corp.
(b)
............... 808 14,083
First Financial Bancorp ................ 10,809 242,338
First Financial Bankshares, Inc.
(b)
......... 15,848 519,973
First Financial Corp. .................. 1,461 56,000
First Foundation, Inc. ................. 6,522 49,241
First Interstate BancSystem, Inc. , Class A ... 10,166 276,617
First Merchants Corp. ................. 7,297 254,665
First Mid Bancshares, Inc. .............. 2,917 95,328
First of Long Island Corp. (The) .......... 2,321 25,740
First Western Financial, Inc.
(a) (b)
.......... 917 13,370
Five Star Bancorp ................... 1,483 33,368
Flushing Financial Corp. ............... 3,731 47,048
FS Bancorp, Inc. .................... 752 26,102
Fulton Financial Corp. ................. 19,606 311,539
FVCBankcorp, Inc.
(a)
.................. 1,733 21,108
German American Bancorp, Inc.
(b)
......... 3,068 106,276
Glacier Bancorp, Inc.
(b)
................ 13,575 546,801
Great Southern Bancorp, Inc.
(b)
.......... 1,067 58,493
Greene County Bancorp, Inc. ............ 786 22,629
Guaranty Bancshares, Inc. ............. 1,095 33,244
Hancock Whitney Corp. ............... 10,647 490,188
Hanmi Financial Corp. ................ 3,597 57,264
HarborOne Bancorp, Inc. .............. 5,296 56,455
HBT Financial, Inc. ................... 1,855 35,319
Heartland Financial USA, Inc. ........... 5,293 186,049
Heritage Commerce Corp. .............. 7,017 60,206
Heritage Financial Corp. ............... 4,119 79,867
Hilltop Holdings, Inc.
(b)
................ 5,702 178,587
Hingham Institution for Savings (The) ...... 194 33,845
Home Bancorp, Inc. .................. 1,076 41,222
Home BancShares, Inc. ............... 22,147 544,152
HomeStreet, Inc. .................... 2,431 36,587
HomeTrust Bancshares, Inc. ............ 1,748 47,790
Hope Bancorp, Inc. .................. 13,842 159,321
Horizon Bancorp, Inc. ................. 5,051 64,804
Independent Bank Corp.
(b)
.............. 2,494 63,223
Independent Bank Corp. ............... 5,145 267,643
Independent Bank Group, Inc. ........... 4,481 204,558
International Bancshares Corp. .......... 6,358 356,938
John Marshall Bancorp, Inc.
(b)
........... 1,610 28,851
Kearny Financial Corp. ................ 7,196 46,342
Lakeland Bancorp, Inc. ................ 7,259 87,834
Lakeland Financial Corp. ............... 3,039 201,546
LCNB Corp. ....................... 1,117 17,805
Live Oak Bancshares, Inc. .............. 4,001 166,082
Macatawa Bank Corp.
(b)
............... 3,277 32,082
MainStreet Bancshares, Inc. ............ 648 11,768
Mercantile Bank Corp. ................ 2,049 78,866
Metrocity Bankshares, Inc.
(b)
............ 2,420 60,403
Metropolitan Bank Holding Corp.
(a)
........ 1,301 50,089
Mid Penn Bancorp, Inc. ................ 1,833 36,678
Middlefield Banc Corp.
(b)
............... 888 21,205
Security
Shares
Shares Value
Banks (continued)
Midland States Bancorp, Inc. ............ 2,729 $ 68,580
MidWestOne Financial Group, Inc. ........ 1,893 44,372
MVB Financial Corp. ................. 1,668 37,213
National Bank Holdings Corp. , Class A ..... 3,768 135,912
National Bankshares, Inc. .............. 704 23,521
NBT Bancorp, Inc. ................... 4,859 178,228
Nicolet Bankshares, Inc.
(b)
.............. 1,621 139,390
Northeast Bank ..................... 817 45,213
Northeast Community Bancorp, Inc. ....... 1,375 21,629
Northfield Bancorp, Inc. ............... 5,107 49,640
Northrim BanCorp, Inc. ................ 711 35,913
Northwest Bancshares, Inc. ............. 14,361 167,306
Norwood Financial Corp. ............... 849 23,101
Oak Valley Bancorp .................. 678 16,801
OceanFirst Financial Corp. ............. 6,906 113,327
OFG Bancorp ...................... 5,564 204,811
Old National Bancorp
(b)
................ 34,689 603,935
Old Second Bancorp, Inc. .............. 5,507 76,217
Orange County Bancorp, Inc. ............ 601 27,646
Origin Bancorp, Inc. .................. 3,470 108,403
Orrstown Financial Services, Inc.
(b)
........ 1,383 37,023
Pacific Premier Bancorp, Inc. ............ 11,705 280,920
Park National Corp.
(b)
................. 1,747 237,330
Parke Bancorp, Inc.
(b)
................. 1,688 29,076
Pathward Financial, Inc. ............... 3,182 160,627
PCB Bancorp
(b)
..................... 1,351 22,062
Peapack-Gladstone Financial Corp. ....... 1,887 45,911
Penns Woods Bancorp, Inc.
(b)
........... 728 14,130
Peoples Bancorp, Inc. ................ 4,228 125,191
Peoples Financial Services Corp. ......... 912 39,316
Pioneer Bancorp, Inc.
(a) (b)
............... 1,483 14,548
Plumas Bancorp .................... 613 22,552
Ponce Financial Group, Inc.
(a) (b)
.......... 2,558 22,766
Preferred Bank ..................... 1,061 81,453
Premier Financial Corp. ............... 4,558 92,527
Primis Financial Corp. ................. 2,525 30,729
Princeton Bancorp, Inc. ................ 601 18,499
Provident Financial Services, Inc. ......... 8,845 128,872
QCR Holdings, Inc. .................. 1,991 120,933
RBB Bancorp ...................... 2,075 37,371
Red River Bancshares, Inc. ............. 655 32,612
Renasant Corp. ..................... 6,498 203,517
Republic Bancorp, Inc. , Class A .......... 1,050 53,550
S&T Bancorp, Inc. ................... 4,294 137,752
Sandy Spring Bancorp, Inc. ............. 5,302 122,900
Seacoast Banking Corp. of Florida ........ 9,757 247,730
ServisFirst Bancshares, Inc.
(b)
........... 6,185 410,437
Shore Bancshares, Inc. ................ 4,023 46,265
Sierra Bancorp
(b)
.................... 1,907 38,521
Simmons First National Corp. , Class A ..... 14,164 275,631
SmartFinancial, Inc. .................. 1,999 42,119
South Plains Financial, Inc. ............. 1,679 44,930
Southern First Bancshares, Inc.
(a) (b)
........ 985 31,284
Southern Missouri Bancorp, Inc. .......... 1,201 52,496
Southern States Bancshares, Inc. ......... 759 19,673
Southside Bancshares, Inc. ............. 3,197 93,448
SouthState Corp.
(b)
................... 9,068 771,052
Stellar Bancorp, Inc. .................. 5,854 142,603
Sterling Bancorp, Inc.
(a)
................ 3,482 17,967
Stock Yards Bancorp, Inc. .............. 3,112 152,208
Summit Financial Group, Inc. ............ 1,531 41,582
Texas Capital Bancshares, Inc.
(a)
......... 5,824 358,467
Third Coast Bancshares, Inc.
(a)
........... 1,458 29,189
Timberland Bancorp, Inc.
(b)
............. 953 25,655
Tompkins Financial Corp. .............. 1,632 82,073

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Towne Bank ....................... 8,673 $ 243,364
TriCo Bancshares ................... 3,751 137,962
Triumph Financial, Inc.
(a)
............... 2,670 211,784
TrustCo Bank Corp. .................. 2,175 61,248
Trustmark Corp.
(b)
................... 7,317 205,681
UMB Financial Corp. ................. 5,280 459,307
United Bankshares, Inc.
(b)
.............. 15,949 570,815
United Community Banks, Inc. ........... 13,983 368,033
Unity Bancorp, Inc.
(b)
................. 817 22,549
Univest Financial Corp.
(b)
............... 3,512 73,120
USCB Financial Holdings, Inc. , Class A
(b)
.... 1,251 14,261
Valley National Bancorp
(b)
.............. 52,728 419,715
Veritex Holdings, Inc. ................. 5,521 113,125
Virginia National Bankshares Corp. ........ 540 16,254
WaFd, Inc. ........................ 8,433 244,810
Washington Trust Bancorp, Inc. .......... 2,360 63,437
WesBanco, Inc. ..................... 6,958 207,418
West BanCorp, Inc.
(b)
................. 2,084 37,158
Westamerica BanCorp ................ 3,216 157,198
WSFS Financial Corp. ................ 7,195 324,782
27,020,403
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ............ 581 491,764
Duckhorn Portfolio, Inc. (The)
(a)
.......... 6,340 59,025
MGP Ingredients, Inc. ................. 1,886 162,441
National Beverage Corp.
(a)
.............. 2,736 129,851
Primo Water Corp. ................... 18,832 342,931
Vita Coco Co., Inc. (The)
(a)
.............. 4,528 110,619
Zevia PBC , Class A
(a) (b)
................ 3,030 3,545
1,300,176
Biotechnology — 7.9%
2seventy bio, Inc.
(a)
.................. 6,266 33,523
4D Molecular Therapeutics, Inc.
(a) (b)
........ 4,886 155,668
89bio, Inc.
(a)
....................... 9,523 110,848
Aadi Bioscience, Inc.
(a)
................ 1,681 3,934
ACADIA Pharmaceuticals, Inc.
(a)
.......... 14,700 271,803
ACELYRIN, Inc.
(a)
.................... 8,658 58,442
Acrivon Therapeutics, Inc.
(a)
............. 1,049 7,500
Actinium Pharmaceuticals, Inc.
(a)
......... 3,105 24,312
Adicet Bio, Inc.
(a)
.................... 7,411 17,416
ADMA Biologics, Inc.
(a)
................ 25,367 167,422
Aerovate Therapeutics, Inc.
(a)
............ 1,493 44,148
Agenus, Inc.
(a)
...................... 42,392 24,587
Agios Pharmaceuticals, Inc.
(a)
........... 6,660 194,738
Akero Therapeutics, Inc.
(a)
.............. 7,254 183,236
Aldeyra Therapeutics, Inc.
(a)
............. 5,597 18,302
Alector, Inc.
(a)
...................... 9,171 55,209
Alkermes plc
(a)
...................... 19,839 537,042
Allakos, Inc.
(a) (b)
..................... 8,136 10,251
Allogene Therapeutics, Inc.
(a) (b)
........... 11,052 49,402
Allovir, Inc.
(a)
....................... 5,354 4,042
Alpine Immune Sciences, Inc.
(a)
.......... 4,649 184,286
Altimmune, Inc.
(a)
.................... 6,203 63,147
ALX Oncology Holdings, Inc.
(a)
........... 3,390 37,799
Amicus Therapeutics, Inc.
(a)
............. 35,191 414,550
AnaptysBio, Inc.
(a)
................... 2,205 49,657
Anavex Life Sciences Corp.
(a)
............ 8,432 42,919
Anika Therapeutics, Inc.
(a)
.............. 1,826 46,380
Annexon, Inc.
(a)
..................... 8,013 57,453
Apogee Therapeutics, Inc.
(a)
............. 4,985 331,253
Arbutus Biopharma Corp.
(a)
............. 16,101 41,541
Arcellx, Inc.
(a)
...................... 4,631 322,086
Arcturus Therapeutics Holdings, Inc.
(a)
...... 2,749 92,834
Arcus Biosciences, Inc.
(a)
............... 6,712 126,723
Security
Shares
Shares Value
Biotechnology (continued)
Arcutis Biotherapeutics, Inc.
(a)
........... 9,419 $ 93,342
Ardelyx, Inc.
(a)
...................... 27,604 201,509
ArriVent Biopharma, Inc.
(a)
.............. 1,159 20,700
Arrowhead Pharmaceuticals, Inc.
(a)
........ 14,063 402,202
ARS Pharmaceuticals, Inc.
(a)
............ 2,869 29,321
Astria Therapeutics, Inc.
(a)
.............. 5,979 84,154
Atara Biotherapeutics, Inc.
(a)
............ 10,470 7,266
Aura Biosciences, Inc.
(a)
............... 3,613 28,362
Aurinia Pharmaceuticals, Inc.
(a)
........... 16,288 81,603
Avid Bioservices, Inc.
(a)
................ 7,426 49,754
Avidity Biosciences, Inc.
(a)
.............. 8,734 222,892
Avita Medical, Inc.
(a)
.................. 3,069 49,196
Beam Therapeutics, Inc.
(a)
.............. 8,991 297,063
BioAtla, Inc.
(a)
...................... 5,567 19,150
BioCryst Pharmaceuticals, Inc.
(a)
.......... 23,888 121,351
Biohaven Ltd.
(a)
..................... 8,307 454,310
Biomea Fusion, Inc.
(a)
................. 2,410 36,030
Bioxcel Therapeutics, Inc.
(a)
............. 2,672 7,535
Bluebird Bio, Inc.
(a)
................... 22,402 28,675
Blueprint Medicines Corp.
(a)
............. 7,382 700,257
Bridgebio Pharma, Inc.
(a)
............... 13,895 429,633
Cabaletta Bio, Inc.
(a) (b)
................. 4,312 73,563
CareDx, Inc.
(a)
...................... 6,204 65,700
Cargo Therapeutics, Inc.
(a)
.............. 2,582 57,630
Caribou Biosciences, Inc.
(a)
............. 9,543 49,051
Carisma Therapeutics, Inc.
(a)
............ 3,312 7,518
Cartesian Therapeutics, Inc.
(a) (b)
.......... 14,486 9,416
Catalyst Pharmaceuticals, Inc.
(a)
.......... 13,410 213,755
Celcuity, Inc.
(a)
...................... 2,019 43,610
Celldex Therapeutics, Inc.
(a)
............. 7,486 314,187
Century Therapeutics, Inc.
(a)
............ 2,259 9,443
Cerevel Therapeutics Holdings, Inc.
(a) (b)
..... 8,705 367,960
CG oncology, Inc.
(a)
.................. 2,789 122,437
Cogent Biosciences, Inc.
(a)
.............. 10,042 67,482
Coherus Biosciences, Inc.
(a) (b)
............ 12,395 29,624
Compass Therapeutics, Inc.
(a)
........... 10,922 21,626
Crinetics Pharmaceuticals, Inc.
(a)
......... 7,913 370,408
Cue Biopharma, Inc.
(a) (b)
............... 4,136 7,817
Cullinan Oncology, Inc.
(a)
............... 3,008 51,256
Cytokinetics, Inc.
(a)
................... 11,500 806,265
Day One Biopharmaceuticals, Inc.
(a)
....... 7,776 128,460
Deciphera Pharmaceuticals, Inc.
(a)
........ 6,246 98,250
Denali Therapeutics, Inc.
(a)
............. 14,526 298,074
Design Therapeutics, Inc.
(a)
............. 3,934 15,854
Disc Medicine, Inc.
(a)
.................. 1,104 68,735
Dynavax Technologies Corp.
(a)
........... 15,321 190,134
Dyne Therapeutics, Inc.
(a)
.............. 7,129 202,392
Eagle Pharmaceuticals, Inc.
(a)
........... 1,204 6,309
Editas Medicine, Inc.
(a)
................ 10,264 76,159
Emergent BioSolutions, Inc.
(a)
........... 6,258 15,833
Enanta Pharmaceuticals, Inc.
(a)
.......... 2,510 43,825
Entrada Therapeutics, Inc.
(a)
............ 2,594 36,757
Erasca, Inc.
(a)
...................... 10,169 20,948
Fate Therapeutics, Inc.
(a)
............... 10,282 75,470
Fennec Pharmaceuticals, Inc.
(a)
.......... 2,017 22,429
FibroGen, Inc.
(a)
..................... 11,090 26,062
Foghorn Therapeutics, Inc.
(a)
............ 2,367 15,883
Genelux Corp.
(a)
..................... 2,294 14,750
Generation Bio Co.
(a)
................. 6,557 26,687
Geron Corp.
(a)
...................... 64,997 214,490
Gritstone bio, Inc.
(a)
.................. 11,011 28,298
Halozyme Therapeutics, Inc.
(a) (b)
.......... 15,723 639,612
Heron Therapeutics, Inc.
(a)
.............. 12,272 33,993
HilleVax, Inc.
(a)
...................... 3,264 54,280
Humacyte, Inc.
(a)
.................... 7,148 22,230

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(a)
.............. 7,950 $ 348,846
IGM Biosciences, Inc.
(a)
................ 1,388 13,394
Immuneering Corp. , Class A
(a)
........... 2,511 7,257
ImmunityBio, Inc.
(a) (b)
.................. 16,604 89,163
Immunovant, Inc.
(a) (b)
.................. 6,555 211,792
Inhibrx, Inc.
(a)
...................... 4,257 148,825
Inozyme Pharma, Inc.
(a)
............... 6,484 49,667
Insmed, Inc.
(a)
...................... 16,715 453,478
Intellia Therapeutics, Inc.
(a)
............. 10,909 300,107
Iovance Biotherapeutics, Inc.
(a)
........... 28,592 423,733
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 16,838 146,659
iTeos Therapeutics, Inc.
(a)
.............. 2,738 37,346
Janux Therapeutics, Inc.
(a)
.............. 1,981 74,585
KalVista Pharmaceuticals, Inc.
(a)
.......... 3,846 45,614
Karyopharm Therapeutics, Inc.
(a) (b)
........ 14,309 21,607
Keros Therapeutics, Inc.
(a) (b)
............. 3,093 204,757
Kezar Life Sciences, Inc.
(a)
.............. 9,437 8,508
Kiniksa Pharmaceuticals Ltd. , Class A
(a)
..... 3,639 71,797
Kodiak Sciences, Inc.
(a)
................ 3,902 20,525
Krystal Biotech, Inc.
(a)
................. 2,612 464,753
Kura Oncology, Inc.
(a)
................. 8,353 178,170
Kymera Therapeutics, Inc.
(a)
............. 4,914 197,543
Larimar Therapeutics, Inc.
(a)
............. 3,087 23,430
LENZ Therapeutics, Inc. ............... 483 10,785
Lexeo Therapeutics, Inc.
(a)
.............. 1,205 18,894
Lexicon Pharmaceuticals, Inc.
(a)
.......... 9,666 23,198
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 15,149 22,421
Lyell Immunopharma, Inc.
(a)
............. 21,226 47,334
MacroGenics, Inc.
(a)
.................. 7,026 103,423
Madrigal Pharmaceuticals, Inc.
(a)
......... 1,795 479,337
MannKind Corp.
(a)
................... 30,564 138,455
MeiraGTx Holdings plc
(a)
............... 3,584 21,755
Merrimack Pharmaceuticals, Inc.
(a)
........ 1,214 17,931
Mersana Therapeutics, Inc.
(a)
............ 13,844 62,021
MiMedx Group, Inc.
(a)
................. 13,305 102,449
Mineralys Therapeutics, Inc.
(a)
........... 2,022 26,104
Mirum Pharmaceuticals, Inc.
(a)
........... 3,000 75,360
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 4,328 30,512
Morphic Holding, Inc.
(a)
................ 4,601 161,955
Mural Oncology plc
(a)
................. 2,043 9,990
Myriad Genetics, Inc.
(a)
................ 10,539 224,691
Nkarta, Inc.
(a)
....................... 3,764 40,689
Novavax, Inc.
(a)
..................... 13,591 64,965
Nurix Therapeutics, Inc.
(a)
.............. 5,686 83,584
Nuvalent, Inc. , Class A
(a)
............... 3,196 239,988
Nuvectis Pharma, Inc.
(a)
............... 748 6,134
Ocean Biomedical, Inc.
(a) (b)
.............. 1,635 6,189
Olema Pharmaceuticals, Inc.
(a)
........... 3,360 38,035
Omega Therapeutics, Inc.
(a)
............. 2,911 10,625
Organogenesis Holdings, Inc. , Class A
(a)
.... 8,338 23,680
ORIC Pharmaceuticals, Inc.
(a)
........... 4,865 66,894
Outlook Therapeutics, Inc.
(a)
............. 1,014 12,107
Ovid therapeutics, Inc.
(a)
............... 6,988 21,313
PDS Biotechnology Corp.
(a)
............. 3,397 13,452
PepGen, Inc.
(a)
..................... 920 13,524
PMV Pharmaceuticals, Inc.
(a)
............ 4,363 7,417
Poseida Therapeutics, Inc.
(a)
............ 8,603 27,444
Precigen, Inc.
(a)
..................... 19,112 27,712
Prelude Therapeutics, Inc.
(a) (b)
........... 1,647 7,807
Prime Medicine, Inc.
(a)
................. 4,866 34,062
ProKidney Corp. , Class A
(a)
............. 5,657 9,278
Protagonist Therapeutics, Inc.
(a)
.......... 6,780 196,145
Protalix BioTherapeutics, Inc.
(a)
.......... 6,500 8,190
Prothena Corp. plc
(a)
.................. 4,946 122,512
PTC Therapeutics, Inc.
(a)
............... 8,535 248,283
Security
Shares
Shares Value
Biotechnology (continued)
Rallybio Corp.
(a)
..................... 3,813 $ 7,054
RAPT Therapeutics, Inc.
(a)
.............. 3,769 33,846
Recursion Pharmaceuticals, Inc. , Class A
(a)
.. 16,468 164,186
REGENXBIO, Inc.
(a)
.................. 5,135 108,194
Relay Therapeutics, Inc.
(a)
.............. 11,206 93,010
Reneo Pharmaceuticals, Inc.
(a)
........... 2,118 3,516
Replimune Group, Inc.
(a)
............... 6,206 50,703
REVOLUTION Medicines, Inc.
(a)
.......... 16,812 541,851
Rhythm Pharmaceuticals, Inc.
(a)
.......... 6,520 282,512
Rigel Pharmaceuticals, Inc.
(a)
............ 19,837 29,359
Rocket Pharmaceuticals, Inc.
(a)
........... 7,503 202,131
Sage Therapeutics, Inc.
(a) (b)
............. 6,508 121,960
Sagimet Biosciences, Inc. , Class A
(a)
....... 2,737 14,835
Sana Biotechnology, Inc.
(a)
.............. 11,676 116,760
Sangamo Therapeutics, Inc.
(a)
........... 15,688 10,514
Savara, Inc.
(a)
...................... 11,462 57,081
Scholar Rock Holding Corp.
(a)
........... 6,919 122,881
Seres Therapeutics, Inc.
(a)
.............. 11,970 9,266
SpringWorks Therapeutics, Inc.
(a)
......... 8,322 409,609
Stoke Therapeutics, Inc.
(a) (b)
............. 3,562 48,087
Summit Therapeutics, Inc.
(a)
............. 14,196 58,771
Sutro Biopharma, Inc.
(a)
................ 6,952 39,279
Syndax Pharmaceuticals, Inc.
(a)
.......... 9,494 225,957
Tango Therapeutics, Inc.
(a)
.............. 5,414 42,987
Tenaya Therapeutics, Inc.
(a)
............. 5,455 28,530
TG Therapeutics, Inc.
(a)
................ 16,611 252,653
Travere Therapeutics, Inc.
(a)
............. 8,972 69,174
Turnstone Biologics Corp.
(a)
............. 1,612 4,223
Twist Bioscience Corp.
(a)
............... 6,887 236,293
Tyra Biosciences, Inc.
(a) (b)
.............. 1,546 25,354
UroGen Pharma Ltd.
(a)
................ 3,387 50,805
Vanda Pharmaceuticals, Inc.
(a)
........... 6,350 26,099
Vaxcyte, Inc.
(a) (b)
..................... 12,730 869,586
Vaxxinity, Inc. , Class A
(a) (b)
.............. 5,507 3,951
Vera Therapeutics, Inc. , Class A
(a)
......... 4,846 208,960
Veracyte, Inc.
(a)
..................... 8,712 193,058
Vericel Corp.
(a) (b)
..................... 5,693 296,150
Verve Therapeutics, Inc.
(a)
.............. 7,910 105,045
Vigil Neuroscience, Inc.
(a)
.............. 1,912 6,520
Viking Therapeutics, Inc.
(a)
.............. 12,323 1,010,486
Vir Biotechnology, Inc.
(a)
............... 10,245 103,782
Viridian Therapeutics, Inc.
(a)
............. 5,942 104,044
Vor BioPharma, Inc.
(a)
................. 4,609 10,923
Voyager Therapeutics, Inc.
(a)
............ 4,895 45,572
X4 Pharmaceuticals, Inc.
(a)
............. 15,386 21,387
Xencor, Inc.
(a)
...................... 6,923 153,206
XOMA Corp.
(a) (b)
..................... 843 20,274
Y-mAbs Therapeutics, Inc.
(a)
............. 4,220 68,617
Zentalis Pharmaceuticals, Inc.
(a)
.......... 7,228 113,913
Zura Bio Ltd. , Class A
(a)
................ 2,990 7,684
Zymeworks, Inc.
(a)
................... 6,479 68,159
25,558,417
Broadline Retail — 0.1%
Big Lots, Inc.
(a)
...................... 3,538 15,320
ContextLogic, Inc. , Class A
(a)
............ 3,322 18,902
Dillard's, Inc. , Class A ................. 401 189,128
Savers Value Village, Inc.
(a) (b)
............ 3,137 60,481
283,831
Building Products — 2.0%
AAON, Inc. ........................ 8,124 715,724
American Woodmark Corp.
(a)
............ 1,983 201,592
Apogee Enterprises, Inc. ............... 2,776 164,339
AZZ, Inc.
(b)
........................ 2,942 227,446
CSW Industrials, Inc. ................. 1,871 438,937

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Gibraltar Industries, Inc.
(a)
.............. 3,684 $ 296,672
Griffon Corp. ....................... 4,746 348,072
Insteel Industries, Inc. ................. 2,323 88,785
Janus International Group, Inc.
(a)
......... 10,312 156,021
JELD-WEN Holding, Inc.
(a)
.............. 10,066 213,701
Masonite International Corp.
(a)
........... 2,628 345,451
Masterbrand, Inc.
(a)
.................. 15,258 285,935
Quanex Building Products Corp. .......... 3,881 149,147
Resideo Technologies, Inc.
(a)
............ 17,766 398,314
Simpson Manufacturing Co., Inc.
(b)
........ 5,174 1,061,601
UFP Industries, Inc. .................. 7,236 890,100
Zurn Elkay Water Solutions Corp.
(b)
........ 17,958 601,054
6,582,891
Capital Markets — 1.4%
AlTi Global, Inc. , Class A
(a)
.............. 2,561 14,495
Artisan Partners Asset Management, Inc. , Class
A ............................ 7,489 342,772
AssetMark Financial Holdings, Inc.
(a)
....... 2,584 91,499
B Riley Financial, Inc.
(b)
................ 2,465 52,184
Bakkt Holdings, Inc. , Class A
(a)
........... 6,599 3,034
BGC Group, Inc. , Class A .............. 43,275 336,247
Brightsphere Investment Group, Inc. ....... 3,816 87,157
Cohen & Steers, Inc.
(b)
................ 3,212 246,971
Diamond Hill Investment Group, Inc. ....... 356 54,885
Donnelley Financial Solutions, Inc.
(a)
....... 2,939 182,247
Forge Global Holdings, Inc.
(a)
............ 14,122 27,255
GCM Grosvenor, Inc. , Class A
(b)
.......... 5,090 49,169
Hamilton Lane, Inc. , Class A ............ 4,365 492,197
MarketWise, Inc. , Class A .............. 2,125 3,676
Moelis & Co. , Class A ................. 7,778 441,557
Open Lending Corp. , Class A
(a)
........... 12,437 77,856
P10, Inc. , Class A
(b)
.................. 4,575 38,522
Patria Investments Ltd. , Class A .......... 6,349 94,219
Perella Weinberg Partners , Class C ....... 5,549 78,407
Piper Sandler Cos. ................... 2,128 422,387
PJT Partners, Inc. , Class A ............. 2,928 275,993
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 1,151 18,197
StepStone Group, Inc. , Class A .......... 6,545 233,918
StoneX Group, Inc.
(a)
................. 3,268 229,610
Value Line, Inc. ..................... 105 4,253
Victory Capital Holdings, Inc. , Class A ...... 3,227 136,922
Virtus Investment Partners, Inc. .......... 819 203,096
WisdomTree, Inc. .................... 16,708 153,547
4,392,272
Chemicals — 1.9%
AdvanSix, Inc.
(b)
..................... 3,038 86,887
American Vanguard Corp. .............. 3,269 42,334
Arcadium Lithium plc
(a)
................ 124,303 535,746
Aspen Aerogels, Inc.
(a)
................ 6,090 107,184
Avient Corp. ....................... 10,954 475,404
Balchem Corp. ..................... 3,818 591,599
Cabot Corp.
(b)
...................... 6,542 603,172
Core Molding Technologies, Inc.
(a)
......... 1,056 19,990
Danimer Scientific, Inc. , Class A
(a) (b)
........ 10,436 11,375
Ecovyst, Inc.
(a) (b)
..................... 11,225 125,159
Hawkins, Inc.
(b)
..................... 2,287 175,642
HB Fuller Co. ...................... 6,458 514,961
Ingevity Corp.
(a)
..................... 4,494 214,364
Innospec, Inc. ...................... 3,018 389,141
Intrepid Potash, Inc.
(a)
................. 1,219 25,428
Koppers Holdings, Inc. ................ 2,456 135,497
Kronos Worldwide, Inc. ................ 2,594 30,609
LSB Industries, Inc.
(a)
................. 6,852 60,161
Security
Shares
Shares Value
Chemicals (continued)
Mativ Holdings, Inc. .................. 6,415 $ 120,281
Minerals Technologies, Inc. ............. 3,919 295,022
Origin Materials, Inc. , Class A
(a) (b)
......... 7,273 3,709
Orion SA ......................... 6,877 161,747
Perimeter Solutions SA
(a)
............... 17,649 130,956
PureCycle Technologies, Inc.
(a) (b)
.......... 14,555 90,532
Quaker Chemical Corp. ............... 1,663 341,331
Rayonier Advanced Materials, Inc.
(a) (b)
...... 7,618 36,414
Sensient Technologies Corp. ............ 5,066 350,516
Stepan Co. ........................ 2,528 227,621
Trinseo plc ........................ 4,810 18,182
Tronox Holdings plc .................. 14,435 250,447
Valhi, Inc. ......................... 267 4,587
6,175,998
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. .................. 7,556 337,149
ACCO Brands Corp. .................. 11,547 64,779
ACV Auctions, Inc. , Class A
(a)
............ 15,104 283,502
Aris Water Solutions, Inc. , Class A ........ 3,751 53,077
BrightView Holdings, Inc.
(a)
............. 4,961 59,036
Brink's Co. (The) .................... 5,365 495,619
Casella Waste Systems, Inc. , Class A
(a)
..... 6,783 670,635
CECO Environmental Corp.
(a)
............ 3,588 82,596
Cimpress plc
(a)
...................... 2,168 191,890
CompX International, Inc. .............. 293 10,050
CoreCivic, Inc.
(a)
.................... 13,724 214,232
Deluxe Corp. ....................... 5,429 111,783
Ennis, Inc. ........................ 3,242 66,493
Enviri Corp.
(a) (b)
..................... 9,407 86,074
GEO Group, Inc. (The)
(a) (b)
.............. 14,430 203,752
Healthcare Services Group, Inc.
(a)
......... 8,751 109,212
HNI Corp. ......................... 5,581 251,870
Interface, Inc. ...................... 7,046 118,514
LanzaTech Global, Inc.
(a)
............... 2,680 8,295
Li-Cycle Holdings Corp.
(a)
.............. 16,278 16,766
Liquidity Services, Inc.
(a) (b)
.............. 2,520 46,872
Matthews International Corp. , Class A ...... 3,699 114,965
MillerKnoll, Inc. ..................... 8,896 220,265
Montrose Environmental Group, Inc.
(a) (b)
..... 3,514 137,643
NL Industries, Inc. ................... 1,159 8,495
OPENLANE, Inc.
(a)
................... 12,525 216,682
Performant Financial Corp.
(a) (b)
........... 8,196 24,096
Pitney Bowes, Inc. ................... 15,420 66,769
Quad/Graphics, Inc. , Class A ............ 4,043 21,468
SP Plus Corp.
(a)
..................... 2,418 126,268
Steelcase, Inc. , Class A ............... 11,008 143,985
UniFirst Corp. ...................... 1,819 315,469
Viad Corp.
(a)
....................... 2,488 98,251
VSE Corp.
(b)
....................... 1,585 126,800
5,103,352
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. ............... 10,024 54,530
Aviat Networks, Inc.
(a)
................. 1,387 53,177
Calix, Inc.
(a)
........................ 7,074 234,574
Cambium Networks Corp.
(a)
............. 1,625 7,004
Clearfield, Inc.
(a) (b)
.................... 1,540 47,493
CommScope Holding Co., Inc.
(a)
.......... 26,415 34,604
Comtech Telecommunications Corp.
(a)
...... 3,848 13,199
Digi International, Inc.
(a) (b)
.............. 4,176 133,340
DZS, Inc.
(a)
........................ 2,131 2,813
Extreme Networks, Inc.
(a)
............... 14,852 171,392
Harmonic, Inc.
(a)
..................... 13,383 179,867
Infinera Corp.
(a)
..................... 23,697 142,893
KVH Industries, Inc.
(a)
................. 1,931 9,848

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NETGEAR, Inc.
(a)
.................... 3,336 $ 52,609
NetScout Systems, Inc.
(a)
.............. 8,221 179,547
Ribbon Communications, Inc.
(a)
.......... 11,507 36,822
Viavi Solutions, Inc.
(a)
................. 26,621 241,985
1,595,697
Construction & Engineering — 1.9%
Ameresco, Inc. , Class A
(a)
.............. 4,007 96,689
API Group Corp.
(a) (b)
.................. 25,205 989,800
Arcosa, Inc. ....................... 5,791 497,215
Argan, Inc.
(b)
....................... 1,605 81,117
Bowman Consulting Group Ltd.
(a)
......... 1,390 48,358
Comfort Systems USA, Inc.
(b)
............ 4,271 1,356,939
Concrete Pumping Holdings, Inc.
(a)
........ 2,502 19,766
Construction Partners, Inc. , Class A
(a)
...... 5,166 290,071
Dycom Industries, Inc.
(a)
............... 3,439 493,600
Fluor Corp.
(a)
....................... 17,102 723,072
Granite Construction, Inc. .............. 5,346 305,417
Great Lakes Dredge & Dock Corp.
(a)
....... 7,801 68,259
IES Holdings, Inc.
(a)
.................. 944 114,828
INNOVATE Corp.
(a) (b)
.................. 6,428 4,504
Limbach Holdings, Inc.
(a)
............... 1,073 44,444
MYR Group, Inc.
(a)
................... 1,997 352,970
Northwest Pipe Co.
(a)
................. 1,286 44,598
Primoris Services Corp. ............... 6,400 272,448
Southland Holdings, Inc.
(a)
.............. 1,020 5,253
Sterling Infrastructure, Inc.
(a)
............ 3,623 399,653
Tutor Perini Corp.
(a)
.................. 5,054 73,081
6,282,082
Construction Materials — 0.4%
Knife River Corp.
(a)
................... 6,866 556,695
Summit Materials, Inc. , Class A
(a)
......... 14,355 639,803
United States Lime & Minerals, Inc. ........ 231 68,870
1,265,368
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............. 508 15,032
Bread Financial Holdings, Inc. ........... 3,398 126,542
Consumer Portfolio Services, Inc.
(a)
........ 526 3,977
Encore Capital Group, Inc.
(a)
............ 2,725 124,287
Enova International, Inc.
(a)
.............. 3,495 219,591
FirstCash Holdings, Inc. ............... 4,518 576,226
Green Dot Corp. , Class A
(a)
............. 5,435 50,709
LendingClub Corp.
(a)
.................. 13,060 114,797
LendingTree, Inc.
(a)
................... 1,244 52,671
Navient Corp. ...................... 9,998 173,965
Nelnet, Inc. , Class A .................. 1,493 141,312
NerdWallet, Inc. , Class A
(a)
.............. 4,360 64,092
OppFi, Inc. , Class A
(a)
................. 288 720
PRA Group, Inc.
(a)
................... 4,717 123,019
PROG Holdings, Inc. ................. 5,385 185,459
Regional Management Corp. ............ 939 22,733
Upstart Holdings, Inc.
(a)
................ 8,783 236,175
World Acceptance Corp.
(a)
.............. 513 74,375
2,305,682
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................. 3,888 223,055
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,255 160,243
HF Foods Group, Inc.
(a)
................ 5,136 17,976
Ingles Markets, Inc. , Class A ............ 1,713 131,353
Natural Grocers by Vitamin Cottage, Inc. .... 1,096 19,783
PriceSmart, Inc. ..................... 3,020 253,680
SpartanNash Co. .................... 4,315 87,206
Sprouts Farmers Market, Inc.
(a)
........... 12,276 791,556
United Natural Foods, Inc.
(a)
............. 7,448 85,578
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Village Super Market, Inc. , Class A ........ 1,200 $ 34,332
Weis Markets, Inc.
(b)
.................. 1,951 125,644
1,930,406
Containers & Packaging — 0.3%
Greif, Inc. , Class A ................... 3,033 209,429
Greif, Inc. , Class B ................... 626 43,519
Myers Industries, Inc. ................. 4,635 107,393
O-I Glass, Inc.
(a)
..................... 18,791 311,743
Pactiv Evergreen, Inc. ................ 4,643 66,488
Ranpak Holdings Corp. , Class A
(a)
........ 5,649 44,457
TriMas Corp. ....................... 4,784 127,876
910,905
Distributors — 0.0%
Weyco Group, Inc. ................... 685 21,838
Diversified Consumer Services — 1.1%
2U, Inc.
(a)
......................... 9,551 3,722
Adtalem Global Education, Inc.
(a) (b)
........ 4,755 244,407
Carriage Services, Inc. ................ 1,563 42,263
Chegg, Inc.
(a)
....................... 13,436 101,710
Coursera, Inc.
(a) (b)
.................... 16,182 226,872
Duolingo, Inc. , Class A
(a)
............... 3,547 782,397
European Wax Center, Inc. , Class A
(a)
...... 4,196 54,464
Frontdoor, Inc.
(a)
..................... 9,697 315,928
Graham Holdings Co. , Class B ........... 422 323,961
Laureate Education, Inc. ............... 15,607 227,394
Lincoln Educational Services Corp.
(a)
....... 2,422 25,019
Nerdy, Inc. , Class A
(a)
................. 8,498 24,729
OneSpaWorld Holdings Ltd.
(a)
........... 10,258 135,713
Perdoceo Education Corp. .............. 7,960 139,778
Strategic Education, Inc. ............... 2,722 283,415
Stride, Inc.
(a)
....................... 5,116 322,564
Udemy, Inc.
(a)
...................... 11,119 122,087
Universal Technical Institute, Inc.
(a)
........ 4,724 75,301
WW International, Inc.
(a)
............... 7,080 13,098
3,464,822
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. .............. 9,261 152,529
Alpine Income Property Trust, Inc. ........ 1,913 29,231
American Assets Trust, Inc. ............. 6,047 132,490
Armada Hoffler Properties, Inc. .......... 8,754 91,041
Broadstone Net Lease, Inc. ............. 22,625 354,534
CTO Realty Growth, Inc. ............... 2,802 47,494
Empire State Realty Trust, Inc. , Class A ..... 16,564 167,793
Essential Properties Realty Trust, Inc.
(b)
..... 19,044 507,713
Gladstone Commercial Corp. ............ 5,185 71,760
Global Net Lease, Inc. ................ 23,130 179,720
NexPoint Diversified Real Estate Trust ..... 4,287 28,294
One Liberty Properties, Inc.
(b)
............ 1,961 44,299
1,806,898
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
...................... 1,637 55,020
AST SpaceMobile, Inc. , Class A
(a)
......... 13,561 39,327
ATN International, Inc.
(b)
............... 1,274 40,137
Bandwidth, Inc. , Class A
(a)
.............. 2,653 48,444
Cogent Communications Holdings, Inc. ..... 5,280 344,942
Consolidated Communications Holdings, Inc.
(a)
8,625 37,260
EchoStar Corp. , Class A
(a)
.............. 14,775 210,544
Globalstar, Inc.
(a) (b)
................... 83,509 122,758
IDT Corp. , Class B ................... 1,770 66,924
Liberty Latin America Ltd. , Class A
(a)
....... 5,114 35,645
Liberty Latin America Ltd. , Class C
(a)
....... 16,461 115,062
Lumen Technologies, Inc.
(a) (b)
............ 124,216 193,777

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Ooma, Inc.
(a)
....................... 2,827 $ 24,114
Shenandoah Telecommunications Co. ...... 5,637 97,915
1,431,869
Electric Utilities — 0.7%
ALLETE, Inc. ...................... 6,908 411,993
Genie Energy Ltd. , Class B ............. 2,291 34,548
MGE Energy, Inc. .................... 4,379 344,715
Otter Tail Corp.
(b)
.................... 5,026 434,246
PNM Resources, Inc. ................. 10,393 391,193
Portland General Electric Co. ............ 12,126 509,292
2,125,987
Electrical Equipment — 1.4%
Allient, Inc. ........................ 1,447 51,629
Amprius Technologies, Inc.
(a)
............ 938 2,486
Array Technologies, Inc.
(a)
.............. 17,903 266,934
Atkore, Inc. ........................ 4,489 854,526
Babcock & Wilcox Enterprises, Inc.
(a) (b)
...... 6,886 7,781
Blink Charging Co.
(a) (b)
................. 7,690 23,147
Bloom Energy Corp. , Class A
(a) (b)
......... 23,697 266,354
Dragonfly Energy Holdings Corp.
(a)
........ 5,063 2,734
Encore Wire Corp. ................... 1,824 479,311
Energy Vault Holdings, Inc.
(a) (b)
........... 13,528 24,215
EnerSys .......................... 4,887 461,626
Enovix Corp.
(a) (b)
..................... 16,759 134,240
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 13,615 14,023
ESS Tech, Inc.
(a) (b)
................... 10,638 7,694
Fluence Energy, Inc. , Class A
(a)
.......... 7,189 124,657
FTC Solar, Inc.
(a) (b)
................... 8,359 4,506
FuelCell Energy, Inc.
(a) (b)
............... 57,336 68,230
GrafTech International Ltd.
(b)
............ 24,548 33,876
LSI Industries, Inc. ................... 3,605 54,508
NEXTracker, Inc. , Class A
(a)
............. 15,149 852,434
NuScale Power Corp. , Class A
(a)
.......... 6,531 34,680
Powell Industries, Inc.
(b)
............... 1,135 161,510
Preformed Line Products Co. ............ 290 37,314
SES AI Corp. , Class A
(a) (b)
.............. 15,997 26,875
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 20,690 231,314
SKYX Platforms Corp.
(a)
............... 6,518 8,539
Stem, Inc.
(a)
........................ 17,311 37,911
SunPower Corp.
(a) (b)
.................. 10,843 32,529
Thermon Group Holdings, Inc.
(a)
.......... 3,920 128,262
TPI Composites, Inc.
(a)
................ 5,282 15,371
Vicor Corp.
(a)
....................... 2,726 104,242
4,553,458
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a)
................... 2,594 19,585
Advanced Energy Industries, Inc. ......... 4,528 461,765
Aeva Technologies, Inc.
(a)
.............. 1,988 7,813
Akoustis Technologies, Inc.
(a)
............ 9,072 5,362
Arlo Technologies, Inc.
(a)
............... 11,100 140,415
Badger Meter, Inc. ................... 3,551 574,587
Bel Fuse, Inc. , Class B ................ 1,277 77,016
Belden, Inc. ....................... 5,013 464,254
Benchmark Electronics, Inc. ............ 4,199 126,012
Climb Global Solutions, Inc.
(b)
............ 456 32,321
CTS Corp.
(b)
....................... 3,660 171,251
Daktronics, Inc.
(a)
.................... 4,665 46,463
ePlus, Inc.
(a)
....................... 3,250 255,255
Evolv Technologies Holdings, Inc.
(a)
........ 13,774 61,294
Fabrinet
(a)
......................... 4,429 837,170
FARO Technologies, Inc.
(a)
.............. 2,309 49,667
Insight Enterprises, Inc.
(a)
.............. 3,413 633,180
Iteris, Inc.
(a)
........................ 4,835 23,885
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.
(a)
........................ 5,518 $ 510,525
Kimball Electronics, Inc.
(a) (b)
............. 3,059 66,227
Knowles Corp.
(a)
.................... 10,642 171,336
Lightwave Logic, Inc.
(a) (b)
............... 14,442 67,589
Luna Innovations, Inc.
(a)
............... 3,909 12,528
Methode Electronics, Inc. .............. 4,365 53,166
MicroVision, Inc.
(a) (b)
.................. 21,927 40,346
Mirion Technologies, Inc. , Class A
(a)
....... 24,506 278,633
Napco Security Technologies, Inc. ........ 3,969 159,395
nLight, Inc.
(a)
....................... 5,642 73,346
Novanta, Inc.
(a) (b)
.................... 4,338 758,152
OSI Systems, Inc.
(a)
.................. 1,921 274,357
PAR Technology Corp.
(a)
............... 3,328 150,958
PC Connection, Inc. .................. 1,428 94,148
Plexus Corp.
(a)
...................... 3,309 313,759
Presto Automation, Inc.
(a)
............... 1,811 315
Richardson Electronics Ltd. ............. 1,438 13,244
Rogers Corp.
(a)
..................... 2,114 250,911
Sanmina Corp.
(a)
.................... 6,640 412,875
ScanSource, Inc.
(a)
................... 3,037 133,750
SmartRent, Inc. , Class A
(a)
.............. 22,841 61,214
TTM Technologies, Inc.
(a)
............... 12,407 194,170
Vishay Intertechnology, Inc.
(b)
............ 15,176 344,192
Vishay Precision Group, Inc.
(a)
........... 1,433 50,628
Vuzix Corp.
(a) (b)
..................... 6,990 8,458
8,481,517
Energy Equipment & Services — 2.5%
Archrock, Inc. ...................... 16,942 333,249
Atlas Energy Solutions, Inc.
(b)
............ 1,993 45,082
Borr Drilling Ltd. ..................... 26,324 180,319
Bristow Group, Inc.
(a) (b)
................ 2,700 73,440
Cactus, Inc. , Class A ................. 7,792 390,301
ChampionX Corp.
(b)
.................. 23,497 843,307
Core Laboratories, Inc. ................ 5,761 98,398
Diamond Offshore Drilling, Inc.
(a)
.......... 12,591 171,741
DMC Global, Inc.
(a)
................... 2,142 41,748
Dril-Quip, Inc.
(a)
..................... 4,147 93,432
Expro Group Holdings NV
(a)
............. 11,041 220,489
Forum Energy Technologies, Inc.
(a) (b)
....... 1,154 23,057
Helix Energy Solutions Group, Inc.
(a)
....... 17,230 186,773
Helmerich & Payne, Inc.
(b)
.............. 11,658 490,336
KLX Energy Services Holdings, Inc.
(a)
...... 1,542 11,935
Kodiak Gas Services, Inc. .............. 1,904 52,055
Liberty Energy, Inc. , Class A ............ 20,085 416,161
Mammoth Energy Services, Inc.
(a)
......... 2,727 9,926
Nabors Industries Ltd.
(a)
............... 1,116 96,121
Newpark Resources, Inc.
(a)
............. 9,368 67,637
Noble Corp. plc ..................... 13,510 655,100
Oceaneering International, Inc.
(a)
......... 12,041 281,759
Oil States International, Inc.
(a)
............ 7,905 48,695
Patterson-UTI Energy, Inc. ............. 42,831 511,402
ProFrac Holding Corp. , Class A
(a) (b)
........ 2,833 23,684
ProPetro Holding Corp.
(a)
............... 11,207 90,553
Ranger Energy Services, Inc. ............ 1,537 17,353
RPC, Inc. ......................... 10,531 81,510
SEACOR Marine Holdings, Inc.
(a)
......... 2,854 39,785
Seadrill Ltd.
(a)
...................... 5,649 284,145
Select Water Solutions, Inc. , Class A ....... 9,201 84,925
Solaris Oilfield Infrastructure, Inc. , Class A ... 3,078 26,686
TETRA Technologies, Inc.
(a)
............. 15,972 70,756
Tidewater, Inc.
(a)
.................... 5,596 514,832
US Silica Holdings, Inc.
(a)
.............. 8,789 109,072
Valaris Ltd.
(a)
....................... 7,164 539,163

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Weatherford International plc
(a)
........... 8,594 $ 991,919
8,216,846
Entertainment — 0.4%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 1,365 57,194
Atlanta Braves Holdings, Inc. , Class C
(a)
.... 5,156 201,393
Cinemark Holdings, Inc.
(a)
.............. 13,523 243,008
IMAX Corp.
(a)
...................... 5,497 88,886
Lions Gate Entertainment Corp. , Class A
(a)
... 7,685 76,466
Lions Gate Entertainment Corp. , Class B
(a)
... 13,753 128,040
Loop Media, Inc.
(a) (b)
.................. 4,484 1,643
Madison Square Garden Entertainment Corp.
(a)
4,704 184,444
Marcus Corp. (The)
(b)
................. 3,200 45,632
Playstudios, Inc. , Class A
(a)
............. 11,111 30,889
Reservoir Media, Inc.
(a)
................ 2,375 18,834
Sphere Entertainment Co. , Class A
(a)
....... 3,241 159,068
Vivid Seats, Inc. , Class A
(a)
............. 8,845 52,982
1,288,479
Financial Services — 2.4%
Acacia Research Corp.
(a)
............... 4,540 24,198
Alerus Financial Corp.
(b)
............... 2,444 53,352
A-Mark Precious Metals, Inc.
(b)
........... 2,322 71,262
AvidXchange Holdings, Inc.
(a)
............ 17,905 235,451
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 3,245 96,117
Cannae Holdings, Inc.
(a)
............... 8,232 183,080
Cantaloupe, Inc.
(a)
................... 6,923 44,515
Cass Information Systems, Inc. .......... 1,674 80,637
Compass Diversified Holdings ........... 7,842 188,757
Enact Holdings, Inc. .................. 3,531 110,097
Essent Group Ltd.
(b)
.................. 12,546 746,612
EVERTEC, Inc. ..................... 7,857 313,494
Federal Agricultural Mortgage Corp. , Class C . 1,102 216,962
Finance of America Cos., Inc. , Class A
(a)
.... 6,243 4,589
Flywire Corp.
(a)
..................... 12,864 319,156
I3 Verticals, Inc. , Class A
(a)
.............. 2,982 68,258
International Money Express, Inc.
(a) (b)
....... 3,735 85,270
Jackson Financial, Inc. , Class A
(b)
......... 9,574 633,224
Marqeta, Inc. , Class A
(a)
............... 56,413 336,221
Merchants Bancorp .................. 1,980 85,496
Mr Cooper Group, Inc.
(a)
............... 7,807 608,556
NewtekOne, Inc. .................... 3,060 33,660
NMI Holdings, Inc. , Class A
(a)
............ 9,650 312,081
Ocwen Financial Corp.
(a)
............... 821 22,175
Pagseguro Digital Ltd. , Class A
(a)
......... 23,895 341,221
Payoneer Global, Inc.
(a)
................ 32,232 156,647
Paysafe Ltd.
(a)
...................... 4,133 65,260
Paysign, Inc.
(a)
...................... 3,739 13,685
PennyMac Financial Services, Inc. ........ 3,096 282,015
Priority Technology Holdings, Inc.
(a)
........ 1,951 6,380
Radian Group, Inc. ................... 18,546 620,735
Remitly Global, Inc.
(a) (b)
................ 16,569 343,641
Repay Holdings Corp. , Class A
(a)
......... 10,324 113,564
Security National Financial Corp. , Class A
(a)
.. 1,267 10,022
StoneCo Ltd. , Class A
(a)
............... 34,859 579,008
SWK Holdings Corp.
(a)
................ 413 7,194
Velocity Financial, Inc.
(a)
............... 1,023 18,414
Walker & Dunlop, Inc. ................. 3,882 392,315
Waterstone Financial, Inc. .............. 2,445 29,756
7,853,077
Food Products — 0.9%
Alico, Inc.
(b)
........................ 763 22,341
B&G Foods, Inc. .................... 8,791 100,569
Benson Hill, Inc.
(a)
................... 19,877 3,985
Security
Shares
Shares Value
Food Products (continued)
Beyond Meat, Inc.
(a) (b)
................. 7,668 $ 63,491
BRC, Inc. , Class A
(a)
.................. 4,682 20,039
Calavo Growers, Inc.
(b)
................ 2,114 58,790
Cal-Maine Foods, Inc. ................. 4,949 291,249
Dole plc
(b)
......................... 8,579 102,347
Forafric Global plc
(a)
.................. 802 8,309
Fresh Del Monte Produce, Inc. ........... 4,247 110,040
Hain Celestial Group, Inc. (The)
(a)
......... 11,083 87,112
J & J Snack Foods Corp. ............... 1,801 260,353
John B Sanfilippo & Son, Inc.
(b)
........... 1,123 118,948
Lancaster Colony Corp. ............... 2,329 483,570
Limoneira Co.
(b)
..................... 1,958 38,299
Mission Produce, Inc.
(a)
................ 5,804 68,893
Seneca Foods Corp. , Class A
(a)
.......... 591 33,628
Simply Good Foods Co. (The)
(a)
.......... 10,926 371,812
SunOpta, Inc.
(a) (b)
.................... 10,875 74,711
TreeHouse Foods, Inc.
(a)
............... 6,163 240,049
Utz Brands, Inc. , Class A
(b)
............. 8,718 160,760
Vital Farms, Inc.
(a)
................... 3,731 86,746
Westrock Coffee Co.
(a) (b)
............... 3,342 34,523
2,840,564
Gas Utilities — 0.9%
Brookfield Infrastructure Corp. , Class A
(b)
.... 14,562 524,814
Chesapeake Utilities Corp.
(b)
............ 2,560 274,688
New Jersey Resources Corp.
(b)
.......... 11,597 497,627
Northwest Natural Holding Co.
(b)
.......... 4,222 157,143
ONE Gas, Inc.
(b)
..................... 6,658 429,641
RGC Resources, Inc.
(b)
................ 893 18,074
Southwest Gas Holdings, Inc. ........... 7,498 570,823
Spire, Inc. ......................... 6,381 391,602
2,864,412
Ground Transportation — 0.4%
ArcBest Corp. ...................... 2,889 411,683
Covenant Logistics Group, Inc. , Class A ..... 1,100 50,996
Daseke, Inc.
(a)
...................... 5,022 41,683
FTAI Infrastructure, Inc. ................ 11,882 74,619
Heartland Express, Inc. ................ 5,670 67,700
Marten Transport Ltd. ................. 7,258 134,128
PAM Transportation Services, Inc.
(a)
....... 707 11,460
RXO, Inc.
(a)
........................ 13,798 301,762
Universal Logistics Holdings, Inc.
(b)
........ 814 30,012
Werner Enterprises, Inc.
(b)
.............. 7,566 295,982
1,420,025
Health Care Equipment & Supplies — 2.6%
Accuray, Inc.
(a)
...................... 11,215 27,701
Alphatec Holdings, Inc.
(a) (b)
.............. 10,984 151,469
AngioDynamics, Inc.
(a)
................ 5,151 30,236
Artivion, Inc.
(a)
...................... 4,572 96,744
AtriCure, Inc.
(a)
..................... 5,732 174,367
Atrion Corp. ....................... 173 80,194
Avanos Medical, Inc.
(a)
................ 5,814 115,757
AxoGen, Inc.
(a)
...................... 4,664 37,638
Axonics, Inc.
(a)
...................... 5,995 413,475
Beyond Air, Inc.
(a) (b)
................... 3,226 5,613
Butterfly Network, Inc. , Class A
(a) (b)
........ 16,148 17,440
Cerus Corp.
(a)
...................... 23,654 44,706
ClearPoint Neuro, Inc.
(a) (b)
.............. 2,841 19,319
CONMED Corp.
(b)
................... 3,690 295,495
Cutera, Inc.
(a)
...................... 2,055 3,021
CVRx, Inc.
(a)
....................... 1,328 24,183
Embecta Corp. ..................... 7,296 96,818
Glaukos Corp.
(a)
..................... 5,735 540,753
Haemonetics Corp.
(a)
................. 6,049 516,282

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Inari Medical, Inc.
(a)
.................. 6,448 $ 309,375
Inmode Ltd.
(a)
...................... 9,473 204,712
Inogen, Inc.
(a)
...................... 2,708 21,854
Integer Holdings Corp.
(a) (b)
.............. 3,982 464,620
iRadimed Corp. ..................... 812 35,720
iRhythm Technologies, Inc.
(a)
............ 3,711 430,476
KORU Medical Systems, Inc.
(a)
........... 3,441 8,121
Lantheus Holdings, Inc.
(a) (b)
............. 8,245 513,169
LeMaitre Vascular, Inc. ................ 2,333 154,818
LivaNova plc
(a)
...................... 6,506 363,946
Merit Medical Systems, Inc.
(a)
............ 6,898 522,524
Nano-X Imaging Ltd.
(a) (b)
............... 5,600 54,712
Neogen Corp.
(a)
..................... 26,331 415,503
Nevro Corp.
(a)
...................... 4,491 64,850
Omnicell, Inc.
(a)
..................... 5,575 162,957
OraSure Technologies, Inc.
(a)
............ 8,690 53,443
Orchestra BioMed Holdings, Inc.
(a)
........ 1,709 9,006
Orthofix Medical, Inc.
(a)
................ 4,464 64,817
OrthoPediatrics Corp.
(a)
................ 1,931 56,308
Outset Medical, Inc.
(a)
................. 5,979 13,273
Paragon 28, Inc.
(a)
................... 5,313 65,616
PROCEPT BioRobotics Corp.
(a)
.......... 4,860 240,181
Pulmonx Corp.
(a)
.................... 4,607 42,707
Pulse Biosciences, Inc.
(a)
............... 1,871 16,296
RxSight, Inc.
(a)
...................... 3,393 175,011
Sanara Medtech, Inc.
(a) (b)
............... 433 16,021
Semler Scientific, Inc.
(a)
................ 599 17,497
SI-BONE, Inc.
(a) (b)
.................... 4,980 81,523
Sight Sciences, Inc.
(a)
................. 2,527 13,343
Silk Road Medical, Inc.
(a) (b)
.............. 4,762 87,240
STAAR Surgical Co.
(a)
................. 5,805 222,215
Surmodics, Inc.
(a)
.................... 1,610 47,237
Tactile Systems Technology, Inc.
(a)
........ 2,848 46,280
Tela Bio, Inc.
(a) (b)
..................... 1,829 10,370
TransMedics Group, Inc.
(a)
.............. 3,875 286,518
Treace Medical Concepts, Inc.
(a) (b)
......... 5,432 70,888
UFP Technologies, Inc.
(a)
............... 859 216,640
Utah Medical Products, Inc. ............. 363 25,813
Varex Imaging Corp.
(a)
................ 4,877 88,274
Vicarious Surgical, Inc. , Class A
(a)
......... 10,575 3,188
Zimvie, Inc.
(a)
....................... 3,284 54,153
Zynex, Inc.
(a) (b)
...................... 2,352 29,094
8,471,520
Health Care Providers & Services — 2.5%
23andMe Holding Co. , Class A
(a) (b)
........ 40,817 21,715
Accolade, Inc.
(a)
..................... 8,654 90,694
AdaptHealth Corp.
(a)
.................. 11,833 136,198
Addus HomeCare Corp.
(a)
.............. 1,854 191,592
Agiliti, Inc.
(a)
....................... 3,678 37,221
AirSculpt Technologies, Inc.
(a) (b)
.......... 1,033 6,343
Alignment Healthcare, Inc.
(a)
............ 10,399 51,579
AMN Healthcare Services, Inc.
(a)
.......... 4,645 290,359
Astrana Health, Inc.
(a) (b)
................ 5,260 220,867
Aveanna Healthcare Holdings, Inc.
(a)
....... 5,828 14,512
BrightSpring Health Services, Inc.
(a)
....... 6,044 65,698
Brookdale Senior Living, Inc.
(a)
........... 22,452 148,408
CareMax, Inc.
(a)
..................... 320 1,542
Castle Biosciences, Inc.
(a)
.............. 3,023 66,959
Community Health Systems, Inc.
(a)
........ 14,465 50,627
CorVel Corp.
(a) (b)
..................... 1,059 278,475
Cross Country Healthcare, Inc.
(a)
......... 4,058 75,966
DocGo, Inc.
(a) (b)
..................... 9,541 38,546
Enhabit, Inc.
(a)
...................... 6,202 72,253
Ensign Group, Inc. (The) ............... 6,533 812,836
Fulgent Genetics, Inc.
(a)
............... 2,569 55,747
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Guardant Health, Inc.
(a) (b)
............... 13,806 $ 284,818
HealthEquity, Inc.
(a)
................... 10,233 835,320
Hims & Hers Health, Inc. , Class A
(a)
........ 15,185 234,912
InfuSystem Holdings, Inc.
(a) (b)
............ 2,010 17,226
Innovage Holding Corp.
(a) (b)
............. 2,186 9,706
Joint Corp. (The)
(a)
................... 1,617 21,118
LifeStance Health Group, Inc.
(a)
.......... 12,972 80,037
ModivCare, Inc.
(a)
.................... 1,556 36,488
National HealthCare Corp. .............. 1,502 141,954
National Research Corp.
(b)
.............. 1,725 68,327
NeoGenomics, Inc.
(a)
................. 15,520 243,974
OPKO Health, Inc.
(a) (b)
................. 48,843 58,612
Option Care Health, Inc.
(a)
.............. 20,281 680,225
Owens & Minor, Inc.
(a)
................. 8,826 244,568
P3 Health Partners, Inc. , Class A
(a)
........ 5,268 5,426
Patterson Cos., Inc. .................. 9,956 275,283
Pediatrix Medical Group, Inc.
(a)
........... 10,618 106,499
Pennant Group, Inc. (The)
(a)
............. 3,264 64,072
PetIQ, Inc. , Class A
(a)
................. 3,173 58,002
Privia Health Group, Inc.
(a) (b)
............. 13,432 263,133
Progyny, Inc.
(a) (b)
.................... 9,565 364,905
Quipt Home Medical Corp.
(a)
............ 4,359 19,049
RadNet, Inc.
(a)
...................... 7,207 350,693
Select Medical Holdings Corp.
(b)
.......... 12,484 376,393
Surgery Partners, Inc.
(a)
............... 9,104 271,572
US Physical Therapy, Inc.
(b)
............. 1,823 205,762
Viemed Healthcare, Inc.
(a)
.............. 3,706 34,948
8,081,159
Health Care REITs — 0.5%
CareTrust REIT, Inc. .................. 14,484 352,975
Community Healthcare Trust, Inc. ......... 3,143 83,447
Diversified Healthcare Trust
(b)
............ 28,357 69,758
Global Medical REIT, Inc. .............. 6,661 58,284
LTC Properties, Inc.
(b)
................. 4,867 158,226
National Health Investors, Inc. ........... 5,062 318,045
Sabra Health Care REIT, Inc. ............ 28,244 417,164
Universal Health Realty Income Trust ...... 1,476 54,184
1,512,083
Health Care Technology — 0.3%
American Well Corp. , Class A
(a)
.......... 28,979 23,493
Definitive Healthcare Corp. , Class A
(a)
...... 5,763 46,507
Evolent Health, Inc. , Class A
(a) (b)
.......... 13,316 436,632
Health Catalyst, Inc.
(a)
................. 6,886 51,852
HealthStream, Inc. ................... 2,970 79,180
Multiplan Corp. , Class A
(a)
.............. 44,795 36,338
OptimizeRx Corp.
(a)
.................. 1,614 19,610
Phreesia, Inc.
(a) (b)
.................... 6,383 152,745
Schrodinger, Inc.
(a)
................... 6,402 172,854
Sharecare, Inc. , Class A
(a) (b)
............. 40,269 30,907
Simulations Plus, Inc. ................. 1,802 74,152
TruBridge, Inc.
(a)
.................... 1,729 15,941
1,140,211
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.
(b)
............ 26,021 426,224
Braemar Hotels & Resorts, Inc. .......... 8,632 17,264
Chatham Lodging Trust ................ 5,768 58,314
DiamondRock Hospitality Co. ............ 25,546 245,497
Pebblebrook Hotel Trust ............... 14,213 219,022
RLJ Lodging Trust ................... 18,457 218,162
Ryman Hospitality Properties, Inc. ........ 7,014 810,889
Service Properties Trust ............... 20,094 136,237
Summit Hotel Properties, Inc. ............ 12,362 80,477
Sunstone Hotel Investors, Inc. ........... 24,904 277,431

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ............ 12,723 $ 190,972
2,680,489
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)
....... 6,784 79,983
Bally's Corp.
(a)
...................... 3,691 51,453
Biglari Holdings, Inc. , Class B
(a)
.......... 65 12,329
BJ's Restaurants, Inc.
(a)
................ 2,636 95,371
Bloomin' Brands, Inc. ................. 10,583 303,521
Bowlero Corp. , Class A
(b)
............... 2,263 31,003
Brinker International, Inc.
(a) (b)
............ 5,283 262,460
Carrols Restaurant Group, Inc. ........... 4,331 41,188
Century Casinos, Inc.
(a) (b)
............... 3,716 11,743
Cheesecake Factory, Inc. (The) .......... 5,719 206,742
Chuy's Holdings, Inc.
(a)
................ 2,210 74,543
Cracker Barrel Old Country Store, Inc. ...... 2,612 189,971
Dave & Buster's Entertainment, Inc.
(a)
...... 4,057 253,968
Denny's Corp.
(a)
..................... 6,672 59,781
Dine Brands Global, Inc. ............... 1,980 92,030
El Pollo Loco Holdings, Inc.
(a)
............ 3,140 30,584
Everi Holdings, Inc.
(a)
................. 9,581 96,289
First Watch Restaurant Group, Inc.
(a)
....... 2,640 64,997
Full House Resorts, Inc.
(a)
.............. 3,953 22,018
Global Business Travel Group I
(a)
......... 3,738 22,465
Golden Entertainment, Inc. ............. 2,313 85,188
Hilton Grand Vacations, Inc.
(a)
........... 9,403 443,916
Inspired Entertainment, Inc.
(a)
............ 2,571 25,350
International Game Technology plc ........ 13,054 294,890
Jack in the Box, Inc. .................. 2,411 165,105
Krispy Kreme, Inc.
(b)
.................. 10,323 157,271
Kura Sushi USA, Inc. , Class A
(a)
.......... 718 82,685
Life Time Group Holdings, Inc.
(a)
.......... 5,394 83,715
Light & Wonder, Inc. , Class A
(a)
........... 10,892 1,111,964
Lindblad Expeditions Holdings, Inc.
(a)
....... 4,188 39,074
Monarch Casino & Resort, Inc. ........... 1,662 124,633
Mondee Holdings, Inc. , Class A
(a)
......... 5,362 12,386
Nathan's Famous, Inc.
(b)
............... 364 25,771
Noodles & Co. , Class A
(a) (b)
............. 5,344 10,207
ONE Group Hospitality, Inc. (The)
(a)
........ 3,303 18,398
Papa John's International, Inc. ........... 3,917 260,872
PlayAGS, Inc.
(a)
..................... 4,435 39,826
Portillo's, Inc. , Class A
(a)
............... 5,671 80,415
Potbelly Corp.
(a)
..................... 2,991 36,221
RCI Hospitality Holdings, Inc. ............ 1,076 62,408
Red Robin Gourmet Burgers, Inc.
(a)
........ 1,939 14,853
Red Rock Resorts, Inc. , Class A .......... 5,654 338,222
Rush Street Interactive, Inc. , Class A
(a)
..... 7,983 51,969
Sabre Corp.
(a) (b)
..................... 41,704 100,924
Shake Shack, Inc. , Class A
(a)
............ 4,572 475,625
Six Flags Entertainment Corp.
(a)
.......... 8,915 234,643
Super Group SGHC Ltd.
(a)
.............. 16,574 57,180
Sweetgreen, Inc. , Class A
(a)
............. 11,966 302,261
Target Hospitality Corp.
(a)
.............. 3,946 42,893
United Parks & Resorts, Inc.
(a)
........... 4,468 251,146
Xponential Fitness, Inc. , Class A
(a)
........ 2,984 49,355
7,081,805
Household Durables — 2.4%
Beazer Homes USA, Inc.
(a)
............. 3,705 121,524
Cavco Industries, Inc.
(a)
................ 1,003 400,257
Century Communities, Inc. ............. 3,387 326,845
Cricut, Inc. , Class A .................. 5,860 27,894
Dream Finders Homes, Inc. , Class A
(a)
...... 2,945 128,785
Ethan Allen Interiors, Inc.
(b)
............. 2,912 100,668
GoPro, Inc. , Class A
(a)
................. 15,442 34,436
Green Brick Partners, Inc.
(a)
............. 3,082 185,629
Security
Shares
Shares Value
Household Durables (continued)
Helen of Troy Ltd.
(a)
.................. 2,837 $ 326,936
Hooker Furnishings Corp.
(b)
............. 1,280 30,733
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 589 92,438
Installed Building Products, Inc.
(b)
......... 2,847 736,604
iRobot Corp.
(a) (b)
..................... 3,461 30,318
KB Home ......................... 8,260 585,469
Landsea Homes Corp.
(a)
............... 2,359 34,276
La-Z-Boy, Inc.
(b)
..................... 5,205 195,812
Legacy Housing Corp.
(a)
............... 976 21,003
LGI Homes, Inc.
(a)
................... 2,478 288,365
Lovesac Co. (The)
(a)
.................. 1,802 40,725
M/I Homes, Inc.
(a)
.................... 3,301 449,893
MDC Holdings, Inc.
(b)
................. 7,304 459,495
Meritage Homes Corp. ................ 4,365 765,883
Purple Innovation, Inc. ................ 5,895 10,257
Skyline Champion Corp.
(a)
.............. 6,492 551,885
Snap One Holdings Corp.
(a)
............. 2,210 19,050
Sonos, Inc.
(a)
....................... 14,860 283,232
Taylor Morrison Home Corp.
(a)
........... 12,513 777,933
Traeger, Inc.
(a) (b)
..................... 4,596 11,628
TRI Pointe Homes, Inc.
(a)
............... 11,626 449,461
United Homes Group, Inc. , Class A
(a)
....... 827 5,781
Vizio Holding Corp. , Class A
(a)
........... 9,317 101,928
VOXX International Corp. , Class A
(a)
....... 1,576 12,860
Worthington Enterprises, Inc.
(b)
........... 3,718 231,371
7,839,374
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............. 1,074 45,999
Central Garden & Pet Co. , Class A
(a)
....... 6,287 232,116
Energizer Holdings, Inc.
(b)
.............. 8,634 254,185
Oil-Dri Corp. of America ............... 566 42,201
WD-40 Co. ........................ 1,648 417,455
991,956
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. , Class A
(a)
............. 8,211 39,249
Montauk Renewables, Inc.
(a)
............ 8,056 33,513
Ormat Technologies, Inc.
(b)
............. 6,440 426,264
Sunnova Energy International, Inc.
(a)
....... 13,303 81,547
580,573
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ........ 3,041 73,410
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.
(b)
...... 3,369 348,826
LXP Industrial Trust .................. 35,083 316,449
Plymouth Industrial REIT, Inc. ........... 5,289 119,003
Terreno Realty Corp. ................. 10,093 670,175
1,454,453
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)
........... 5,463 85,387
American Coastal Insurance Corp.
(a)
....... 2,392 25,570
American Equity Investment Life Holding Co.
(a)
9,431 530,211
AMERISAFE, Inc. ................... 2,367 118,752
BRP Group, Inc. , Class A
(a)
............. 7,197 208,281
CNO Financial Group, Inc. .............. 13,498 370,925
Crawford & Co. , Class A ............... 1,513 14,268
Donegal Group, Inc. , Class A ............ 2,120 29,977
eHealth, Inc.
(a)
...................... 2,740 16,522
Employers Holdings, Inc. ............... 2,987 135,580
Enstar Group Ltd.
(a) (b)
................. 1,446 449,359
F&G Annuities & Life, Inc. .............. 2,285 92,657
Fidelis Insurance Holdings Ltd. ........... 7,263 141,483
Genworth Financial, Inc. , Class A
(a)
........ 55,081 354,171

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
GoHealth, Inc. , Class A
(a)
............... 535 $ 5,623
Goosehead Insurance, Inc. , Class A
(a)
...... 2,534 168,815
Greenlight Capital Re Ltd. , Class A
(a)
....... 2,723 33,956
Hamilton Insurance Group Ltd. , Class B
(a)
... 1,858 25,882
HCI Group, Inc. ..................... 883 102,499
Hippo Holdings, Inc.
(a) (b)
................ 1,313 23,989
Horace Mann Educators Corp. ........... 4,848 179,328
Investors Title Co. ................... 115 18,767
James River Group Holdings Ltd. ......... 3,796 35,303
Kingsway Financial Services, Inc.
(a)
........ 939 7,831
Lemonade, Inc.
(a)
.................... 6,368 104,499
Maiden Holdings Ltd.
(a) (b)
............... 10,057 22,628
MBIA, Inc.
(a)
....................... 5,844 39,505
Mercury General Corp. ................ 3,150 162,540
National Western Life Group, Inc. , Class A ... 270 132,829
NI Holdings, Inc.
(a)
................... 1,275 19,316
Oscar Health, Inc. , Class A
(a)
............ 19,152 284,790
Palomar Holdings, Inc.
(a)
............... 2,931 245,706
ProAssurance Corp.
(a) (b)
................ 6,029 77,533
Safety Insurance Group, Inc.
(b)
........... 1,633 134,216
Selective Insurance Group, Inc. .......... 7,311 798,142
Selectquote, Inc.
(a)
................... 15,174 30,348
SiriusPoint Ltd.
(a)
.................... 10,623 135,018
Skyward Specialty Insurance Group, Inc.
(a)
... 3,607 134,938
Stewart Information Services Corp. ........ 3,201 208,257
Tiptree, Inc. ....................... 2,647 45,740
Trupanion, Inc.
(a) (b)
................... 4,843 133,715
United Fire Group, Inc. ................ 2,555 55,622
Universal Insurance Holdings, Inc. ........ 2,736 55,596
5,996,074
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)
................ 12,447 141,273
Cargurus, Inc. , Class A
(a)
............... 11,573 267,105
Cars.com, Inc.
(a)
..................... 7,817 134,296
DHI Group, Inc.
(a) (b)
................... 4,964 12,658
Eventbrite, Inc. , Class A
(a)
.............. 9,999 54,794
EverQuote, Inc. , Class A
(a)
.............. 2,728 50,632
fuboTV, Inc.
(a) (b)
..................... 34,996 55,294
Grindr, Inc.
(a)
....................... 4,871 49,343
MediaAlpha, Inc. , Class A
(a)
............. 2,659 54,164
Nextdoor Holdings, Inc. , Class A
(a)
........ 18,214 40,981
Outbrain, Inc.
(a) (b)
.................... 4,636 18,312
QuinStreet, Inc.
(a) (b)
................... 6,209 109,651
Shutterstock, Inc.
(b)
................... 3,050 139,720
System1, Inc. , Class A
(a)
............... 3,236 6,343
TrueCar, Inc.
(a) (b)
..................... 9,635 32,663
Vimeo, Inc.
(a)
....................... 18,764 76,745
Yelp, Inc.
(a)
........................ 7,979 314,373
Ziff Davis, Inc.
(a)
..................... 5,528 348,485
ZipRecruiter, Inc. , Class A
(a)
............. 8,338 95,804
2,002,636
IT Services — 0.4%
Applied Digital Corp.
(a) (b)
............... 8,819 37,745
BigBear.ai Holdings, Inc.
(a)
.............. 7,721 15,828
BigCommerce Holdings, Inc.
(a)
........... 8,251 56,849
Brightcove, Inc.
(a)
.................... 5,129 9,950
Couchbase, Inc.
(a)
................... 4,173 109,792
DigitalOcean Holdings, Inc.
(a) (b)
........... 7,390 282,150
Fastly, Inc. , Class A
(a)
................. 14,487 187,896
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 6,744 82,884
Hackett Group, Inc. (The) .............. 2,788 67,749
Information Services Group, Inc. .......... 4,126 16,669
Perficient, Inc.
(a)
..................... 4,093 230,395
Rackspace Technology, Inc.
(a) (b)
.......... 7,166 11,322
Security
Shares
Shares Value
IT Services (continued)
Squarespace, Inc. , Class A
(a)
............ 6,822 $ 248,594
Thoughtworks Holding, Inc.
(a)
............ 11,655 29,487
Tucows, Inc. , Class A
(a)
................ 1,282 23,794
Unisys Corp.
(a)
...................... 7,794 38,269
1,449,373
Leisure Products — 0.4%
Acushnet Holdings Corp. ............... 3,572 235,573
AMMO, Inc.
(a)
...................... 10,187 28,014
Clarus Corp. ....................... 2,888 19,494
Escalade, Inc. ...................... 986 13,558
Funko, Inc. , Class A
(a)
................. 4,428 27,631
JAKKS Pacific, Inc.
(a)
................. 822 20,303
Johnson Outdoors, Inc. , Class A .......... 635 29,280
Latham Group, Inc.
(a)
................. 5,052 20,006
Malibu Boats, Inc. , Class A
(a)
............ 2,472 106,988
Marine Products Corp. ................ 798 9,377
MasterCraft Boat Holdings, Inc.
(a)
......... 2,195 52,065
Smith & Wesson Brands, Inc. ............ 5,641 97,928
Solo Brands, Inc. , Class A
(a)
............. 1,638 3,554
Sturm Ruger & Co., Inc.
(b)
.............. 2,180 100,607
Topgolf Callaway Brands Corp.
(a)
......... 17,258 279,062
Vista Outdoor, Inc.
(a)
.................. 6,816 223,429
1,266,869
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)
......... 13,904 44,632
Akoya Biosciences, Inc.
(a) (b)
............. 2,922 13,704
BioLife Solutions, Inc.
(a)
................ 4,286 79,505
Codexis, Inc.
(a)
...................... 7,084 24,723
CryoPort, Inc.
(a)
..................... 5,270 93,279
Cytek Biosciences, Inc.
(a)
............... 14,912 100,060
Harvard Bioscience, Inc.
(a) (b)
............. 4,660 19,758
MaxCyte, Inc.
(a)
..................... 10,631 44,544
Mesa Laboratories, Inc.
(b)
.............. 604 66,277
Nautilus Biotechnology, Inc.
(a)
............ 5,548 16,311
OmniAb, Inc.
(a)
...................... 11,395 61,761
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 703 —
Pacific Biosciences of California, Inc.
(a)
..... 29,325 109,969
Quanterix Corp.
(a)
.................... 4,455 104,960
Quantum-Si, Inc. , Class A
(a)
............. 14,387 28,342
Seer, Inc. , Class A
(a)
.................. 7,871 14,955
822,780
Machinery — 3.6%
374Water, Inc.
(a) (b)
................... 6,928 8,729
3D Systems Corp.
(a)
.................. 16,298 72,363
Alamo Group, Inc. ................... 1,244 284,043
Albany International Corp. , Class A ........ 3,679 344,023
Astec Industries, Inc. ................. 2,698 117,930
Barnes Group, Inc. ................... 6,012 223,346
Blue Bird Corp.
(a)
.................... 3,446 132,120
Chart Industries, Inc.
(a)
................ 5,151 848,473
Columbus McKinnon Corp. ............. 3,308 147,636
Commercial Vehicle Group, Inc.
(a)
......... 3,905 25,109
Desktop Metal, Inc. , Class A
(a) (b)
.......... 34,977 30,780
Douglas Dynamics, Inc. ............... 2,910 70,189
Energy Recovery, Inc.
(a)
............... 6,825 107,767
Enerpac Tool Group Corp. , Class A ........ 6,683 238,316
Enpro, Inc. ........................ 2,533 427,494
ESCO Technologies, Inc. .............. 3,066 328,215
Federal Signal Corp. ................. 7,146 606,481
Franklin Electric Co., Inc. .............. 5,495 586,921
Gencor Industries, Inc.
(a)
............... 1,043 17,408
Gorman-Rupp Co. (The) ............... 2,709 107,141

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Greenbrier Cos., Inc. (The)
(b)
............ 3,751 $ 195,427
Helios Technologies, Inc. ............... 4,094 182,961
Hillenbrand, Inc. .................... 8,426 423,744
Hillman Solutions Corp.
(a)
.............. 23,924 254,551
Hyliion Holdings Corp. , Class A
(a)
......... 16,073 28,288
Hyster-Yale Materials Handling, Inc. ....... 1,387 89,004
John Bean Technologies Corp. ........... 3,798 398,372
Kadant, Inc. ....................... 1,417 464,918
Kennametal, Inc. .................... 9,483 236,506
Lindsay Corp.
(b)
..................... 1,360 160,018
Luxfer Holdings plc .................. 3,156 32,728
Manitowoc Co., Inc. (The)
(a)
............. 4,179 59,091
Mayville Engineering Co., Inc.
(a) (b)
......... 1,333 19,102
Microvast Holdings, Inc.
(a) (b)
............. 26,833 22,459
Miller Industries, Inc. ................. 1,243 62,274
Mueller Industries, Inc. ................ 13,537 730,050
Mueller Water Products, Inc. , Class A ...... 18,700 300,883
Nikola Corp.
(a) (b)
..................... 81,291 84,543
Omega Flex, Inc. .................... 375 26,599
Park-Ohio Holdings Corp. .............. 1,037 27,667
Proto Labs, Inc.
(a)
.................... 3,040 108,680
REV Group, Inc. .................... 3,759 83,036
Shyft Group, Inc. (The) ................ 4,344 53,952
SPX Technologies, Inc.
(a)
............... 5,348 658,499
Standex International Corp. ............. 1,414 257,659
Tennant Co. ....................... 2,217 269,609
Terex Corp. ........................ 8,061 519,128
Titan International, Inc.
(a)
............... 6,123 76,293
Trinity Industries, Inc.
(b)
................ 9,629 268,168
Velo3D, Inc.
(a) (b)
..................... 11,461 5,222
Wabash National Corp. ................ 5,616 168,143
Watts Water Technologies, Inc. , Class A ..... 3,304 702,265
11,694,323
Marine Transportation — 0.3%
Costamare, Inc. ..................... 5,584 63,379
Eagle Bulk Shipping, Inc.
(b)
............. 1,194 74,589
Genco Shipping & Trading Ltd. ........... 5,272 107,180
Golden Ocean Group Ltd. .............. 15,156 196,422
Himalaya Shipping Ltd. ................ 3,197 24,649
Matson, Inc.
(b)
...................... 4,128 463,987
Pangaea Logistics Solutions Ltd. ......... 3,688 25,705
Safe Bulkers, Inc. ................... 7,394 36,674
992,585
Media — 0.6%
Advantage Solutions, Inc. , Class A
(a)
....... 10,119 43,815
AMC Networks, Inc. , Class A
(a)
........... 3,681 44,651
Boston Omaha Corp. , Class A
(a)
.......... 2,765 42,747
Cardlytics, Inc.
(a)
.................... 4,335 62,814
Clear Channel Outdoor Holdings, Inc.
(a)
..... 43,981 72,569
Daily Journal Corp.
(a)
................. 155 56,050
Emerald Holding, Inc.
(a)
................ 2,004 13,647
Entravision Communications Corp. , Class A .. 8,024 13,159
EW Scripps Co. (The) , Class A
(a) (b)
........ 7,028 27,620
Gambling.com Group Ltd.
(a)
............. 1,606 14,663
Gannett Co., Inc.
(a)
................... 18,552 45,267
Gray Television, Inc. .................. 10,125 63,990
iHeartMedia, Inc. , Class A
(a)
............. 11,806 24,675
Integral Ad Science Holding Corp.
(a)
....... 8,056 80,318
John Wiley & Sons, Inc. , Class A ......... 4,342 165,560
Magnite, Inc.
(a)
...................... 16,673 179,235
PubMatic, Inc. , Class A
(a)
............... 4,877 115,682
Scholastic Corp. .................... 3,063 115,506
Sinclair, Inc. , Class A
(b)
................ 4,174 56,224
Stagwell, Inc. , Class A
(a) (b)
.............. 9,935 61,796
Security
Shares
Shares Value
Media (continued)
TechTarget, Inc.
(a)
.................... 3,006 $ 99,439
TEGNA, Inc. ....................... 23,809 355,706
Thryv Holdings, Inc.
(a)
................. 3,809 84,674
Townsquare Media, Inc. , Class A ......... 1,297 14,241
Urban One, Inc. , Class A
(a)
.............. 1,261 3,405
Urban One, Inc. , Class D
(a)
............. 1,517 3,094
WideOpenWest, Inc.
(a)
................ 6,242 22,596
1,883,143
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)
........... 4,685 6,278
Alpha Metallurgical Resources, Inc.
(b)
...... 1,378 456,352
Arch Resources, Inc. , Class A ........... 2,179 350,361
ATI, Inc.
(a)
......................... 15,444 790,270
Caledonia Mining Corp. plc ............. 1,720 19,040
Carpenter Technology Corp. ............ 5,884 420,235
Century Aluminum Co.
(a)
............... 6,320 97,265
Coeur Mining, Inc.
(a)
.................. 43,003 162,121
Commercial Metals Co. ................ 14,085 827,776
Compass Minerals International, Inc. ....... 4,317 67,950
Constellium SE , Class A
(a)
.............. 15,387 340,207
Contango ORE, Inc.
(a)
................. 978 19,413
Dakota Gold Corp.
(a)
.................. 5,897 13,976
Haynes International, Inc. .............. 1,537 92,405
Hecla Mining Co. .................... 73,045 351,347
i-80 Gold Corp.
(a)
.................... 22,518 30,174
Ivanhoe Electric, Inc.
(a)
................ 7,992 78,322
Kaiser Aluminum Corp. ................ 1,890 168,890
Materion Corp. ..................... 2,519 331,878
Metallus, Inc.
(a)
..................... 4,926 109,604
Novagold Resources, Inc.
(a)
............. 29,791 89,373
Olympic Steel, Inc. ................... 1,180 83,638
Perpetua Resources Corp.
(a)
............ 4,246 17,663
Piedmont Lithium, Inc.
(a)
............... 2,197 29,264
Radius Recycling, Inc. , Class A .......... 3,180 67,193
Ramaco Resources, Inc. , Class A ......... 2,631 44,306
Ramaco Resources, Inc. , Class B ......... 520 6,526
Ryerson Holding Corp. ................ 3,534 118,389
SunCoke Energy, Inc. ................. 10,374 116,915
Tredegar Corp. ..................... 3,463 22,579
Warrior Met Coal, Inc. ................. 6,167 374,337
Worthington Steel, Inc. ................ 3,884 139,241
5,843,288
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc.
(b)
.................. 2,019 24,995
Angel Oak Mortgage REIT, Inc. .......... 1,478 15,874
Apollo Commercial Real Estate Finance, Inc.
(b)
17,780 198,069
Arbor Realty Trust, Inc.
(b)
............... 19,889 263,529
Ares Commercial Real Estate Corp. ....... 5,543 41,295
ARMOUR Residential REIT, Inc.
(b)
........ 5,659 111,878
Blackstone Mortgage Trust, Inc. , Class A
(b)
... 20,867 415,462
BrightSpire Capital, Inc. , Class A ......... 16,679 114,918
Chicago Atlantic Real Estate Finance, Inc. ... 1,895 29,884
Chimera Investment Corp. .............. 27,694 127,669
Claros Mortgage Trust, Inc.
(b)
............ 11,378 111,049
Dynex Capital, Inc. ................... 7,164 89,192
Ellington Financial, Inc.
(b)
............... 9,391 110,908
Franklin BSP Realty Trust, Inc. ........... 9,721 129,873
Granite Point Mortgage Trust, Inc. ........ 6,283 29,970
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 13,256 376,470
Invesco Mortgage Capital, Inc.
(b)
.......... 5,464 52,892
KKR Real Estate Finance Trust, Inc. ....... 7,483 75,279
Ladder Capital Corp. , Class A ........... 14,119 157,145
MFA Financial, Inc. ................... 12,823 146,310

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
New York Mortgage Trust, Inc. ........... 10,974 $ 79,013
Nexpoint Real Estate Finance, Inc. ........ 1,024 14,705
Orchid Island Capital, Inc.
(b)
............. 5,984 53,437
PennyMac Mortgage Investment Trust ...... 10,681 156,797
Ready Capital Corp.
(b)
................. 19,659 179,487
Redwood Trust, Inc.
(b)
................. 15,633 99,582
TPG RE Finance Trust, Inc. ............. 8,122 62,702
Two Harbors Investment Corp. ........... 12,187 161,356
3,429,740
Multi-Utilities — 0.4%
Avista Corp.
(b)
...................... 9,439 330,554
Black Hills Corp. .................... 8,378 457,439
Northwestern Energy Group, Inc. ......... 7,510 382,484
Unitil Corp. ........................ 1,938 101,454
1,271,931
Office REITs — 0.6%
Brandywine Realty Trust ............... 20,253 97,214
City Office REIT, Inc. ................. 5,072 26,425
COPT Defense Properties .............. 13,769 332,797
Douglas Emmett, Inc.
(b)
................ 11,381 157,854
Easterly Government Properties, Inc.
(b)
..... 11,961 137,671
Equity Commonwealth
(a)
............... 12,068 227,844
Hudson Pacific Properties, Inc. ........... 16,576 106,915
JBG SMITH Properties
(b)
............... 11,231 180,258
Office Properties Income Trust
(b)
.......... 5,482 11,183
Orion Office REIT, Inc. ................ 8,184 28,726
Paramount Group, Inc. ................ 23,301 109,282
Peakstone Realty Trust , Class E
(b)
........ 4,489 72,408
Piedmont Office Realty Trust, Inc. , Class A ... 15,756 110,765
Postal Realty Trust, Inc. , Class A
(b)
........ 2,571 36,817
SL Green Realty Corp.
(b)
............... 7,518 414,467
2,050,626
Oil, Gas & Consumable Fuels — 4.7%
Amplify Energy Corp.
(a)
................ 4,344 28,714
Ardmore Shipping Corp. ............... 4,843 79,522
Berry Corp. ........................ 9,538 76,781
California Resources Corp.
(b)
............ 8,338 459,424
Centrus Energy Corp. , Class A
(a)
.......... 1,592 66,116
Chord Energy Corp. .................. 5,058 901,538
Civitas Resources, Inc. ................ 9,790 743,159
Clean Energy Fuels Corp.
(a)
............. 20,123 53,930
CNX Resources Corp.
(a)
............... 19,150 454,238
Comstock Resources, Inc.
(b)
............. 11,776 109,281
CONSOL Energy, Inc.
(b)
............... 3,684 308,572
Crescent Energy, Inc. , Class A ........... 9,682 115,216
CVR Energy, Inc.
(b)
................... 3,774 134,581
Delek US Holdings, Inc. ............... 8,118 249,547
DHT Holdings, Inc. ................... 16,093 185,069
Dorian LPG Ltd. ..................... 4,034 155,148
Empire Petroleum Corp.
(a)
.............. 1,392 7,113
Encore Energy Corp.
(a)
................ 19,612 85,901
Energy Fuels, Inc.
(a) (b)
................. 19,542 122,919
Equitrans Midstream Corp. ............. 52,988 661,820
Evolution Petroleum Corp. .............. 3,594 22,067
Excelerate Energy, Inc. , Class A .......... 2,154 34,507
FLEX LNG Ltd. ..................... 3,500 89,005
FutureFuel Corp. .................... 3,620 29,141
Gevo, Inc.
(a) (b)
...................... 32,703 25,139
Golar LNG Ltd. ..................... 12,154 292,425
Granite Ridge Resources, Inc. ........... 4,355 28,307
Green Plains, Inc.
(a)
.................. 4,453 102,953
Gulfport Energy Corp.
(a)
............... 1,346 215,521
Hallador Energy Co.
(a)
................. 2,602 13,869
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
HighPeak Energy, Inc. ................ 1,239 $ 19,539
International Seaways, Inc.
(b)
............ 4,916 261,531
Kinetik Holdings, Inc. , Class A ........... 4,305 171,640
Kosmos Energy Ltd.
(a) (b)
................ 54,863 326,983
Magnolia Oil & Gas Corp. , Class A
(b)
....... 21,318 553,202
Matador Resources Co.
(b)
.............. 13,662 912,212
Murphy Oil Corp. .................... 17,591 803,909
NACCO Industries, Inc. , Class A .......... 471 14,224
NextDecade Corp.
(a)
.................. 9,804 55,687
Nordic American Tankers Ltd. ........... 25,459 99,799
Northern Oil & Gas, Inc. ............... 10,615 421,203
Overseas Shipholding Group, Inc. , Class A .. 7,650 48,960
Par Pacific Holdings, Inc.
(a)
............. 6,930 256,826
PBF Energy, Inc. , Class A .............. 13,301 765,739
Peabody Energy Corp.
(b)
............... 13,515 327,874
Permian Resources Corp. , Class A
(b)
....... 55,073 972,589
PrimeEnergy Resources Corp.
(a)
.......... 90 9,022
REX American Resources Corp.
(a)
........ 1,972 115,776
Riley Exploration Permian, Inc. ........... 1,005 33,165
Ring Energy, Inc.
(a)
................... 15,880 31,125
SandRidge Energy, Inc. ............... 2,484 36,192
Scorpio Tankers, Inc. ................. 5,801 415,062
SFL Corp. Ltd. ...................... 14,159 186,616
SilverBow Resources, Inc.
(a)
............. 2,606 88,969
Sitio Royalties Corp. , Class A ............ 9,812 242,553
SM Energy Co.
(b)
.................... 14,040 699,894
Talos Energy, Inc.
(a)
.................. 16,681 232,366
Teekay Corp.
(a)
..................... 7,220 52,562
Teekay Tankers Ltd. , Class A ............ 2,966 173,244
Tellurian, Inc.
(a) (b)
.................... 67,443 44,607
Uranium Energy Corp.
(a)
............... 45,704 308,502
VAALCO Energy, Inc. ................. 12,086 84,239
Vertex Energy, Inc.
(a)
.................. 8,451 11,831
Vital Energy, Inc.
(a)
................... 2,915 153,154
Vitesse Energy, Inc. .................. 3,038 72,092
W&T Offshore, Inc.
(b)
................. 11,854 31,413
World Kinect Corp.
(b)
.................. 7,355 194,540
15,080,364
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 1,908 83,437
Glatfelter Corp.
(a)
.................... 5,324 10,648
Sylvamo Corp. ..................... 4,347 268,384
362,469
Passenger Airlines — 0.4%
Allegiant Travel Co.
(b)
................. 1,860 139,891
Blade Air Mobility, Inc. , Class A
(a)
......... 6,516 18,571
Frontier Group Holdings, Inc.
(a)
........... 4,300 34,873
Hawaiian Holdings, Inc.
(a)
.............. 6,252 83,339
JetBlue Airways Corp.
(a)
............... 40,887 303,382
Joby Aviation, Inc. , Class A
(a) (b)
........... 34,257 183,617
SkyWest, Inc.
(a)
..................... 4,901 338,561
Spirit Airlines, Inc.
(b)
.................. 13,461 65,151
Sun Country Airlines Holdings, Inc.
(a)
....... 4,654 70,229
1,237,614
Personal Care Products — 1.0%
Beauty Health Co. (The) , Class A
(a)
........ 10,149 45,062
BellRing Brands, Inc.
(a)
................ 15,888 937,869
Edgewell Personal Care Co.
(b)
........... 6,056 234,004
elf Beauty, Inc.
(a) (b)
................... 6,505 1,275,175
Herbalife Ltd.
(a)
..................... 11,471 115,283
Inter Parfums, Inc. ................... 2,221 312,073
Medifast, Inc. ...................... 1,320 50,582
Nature's Sunshine Products, Inc.
(a)
........ 1,330 27,624

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Nu Skin Enterprises, Inc. , Class A ......... 6,314 $ 87,323
USANA Health Sciences, Inc.
(a)
.......... 1,424 69,064
Waldencast plc , Class A
(a)
.............. 2,921 18,986
3,173,045
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.
(a)
............. 8,600 10,664
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 14,386 87,179
Amphastar Pharmaceuticals, Inc.
(a)
........ 4,549 199,747
Amylyx Pharmaceuticals, Inc.
(a)
.......... 6,271 17,810
ANI Pharmaceuticals, Inc.
(a) (b)
............ 1,806 124,849
Arvinas, Inc.
(a)
...................... 5,977 246,731
Assertio Holdings, Inc.
(a) (b)
.............. 10,751 10,313
Atea Pharmaceuticals, Inc.
(a)
............ 8,884 35,891
Axsome Therapeutics, Inc.
(a)
............ 4,225 337,155
Biote Corp. , Class A
(a)
................. 1,214 7,041
Bright Green Corp.
(a)
.................. 9,996 2,435
Cara Therapeutics, Inc.
(a)
.............. 5,499 5,004
Cassava Sciences, Inc.
(a)
.............. 4,915 99,725
Citius Pharmaceuticals, Inc.
(a)
........... 14,579 13,082
Collegium Pharmaceutical, Inc.
(a)
......... 3,957 153,611
Corcept Therapeutics, Inc.
(a)
............ 9,779 246,333
CorMedix, Inc.
(a)
..................... 7,583 32,152
Edgewise Therapeutics, Inc.
(a)
........... 6,945 126,677
Enliven Therapeutics, Inc.
(a)
............. 2,837 49,903
Evolus, Inc.
(a)
...................... 4,755 66,570
Eyenovia, Inc.
(a) (b)
.................... 3,507 3,458
EyePoint Pharmaceuticals, Inc.
(a)
......... 4,483 92,664
Harmony Biosciences Holdings, Inc.
(a)
...... 3,757 126,160
Harrow, Inc.
(a) (b)
..................... 3,648 48,263
Ikena Oncology, Inc.
(a)
................. 4,479 6,360
Innoviva, Inc.
(a)
..................... 7,287 111,054
Intra-Cellular Therapies, Inc.
(a)
........... 11,231 777,185
Ligand Pharmaceuticals, Inc.
(a)
........... 2,019 147,589
Liquidia Corp.
(a)
..................... 6,179 91,140
Longboard Pharmaceuticals, Inc.
(a)
........ 3,000 64,800
Marinus Pharmaceuticals, Inc.
(a)
.......... 6,096 55,108
Neumora Therapeutics, Inc.
(a)
............ 1,832 25,190
NGM Biopharmaceuticals, Inc.
(a)
.......... 4,552 7,238
Nuvation Bio, Inc. , Class A
(a)
............ 18,623 67,788
Ocular Therapeutix, Inc.
(a)
.............. 13,911 126,590
Omeros Corp.
(a)
..................... 7,444 25,682
Optinose, Inc.
(a)
..................... 8,581 12,528
Pacira BioSciences, Inc.
(a)
.............. 5,621 164,246
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 4,039 42,894
Phibro Animal Health Corp. , Class A ....... 2,402 31,058
Pliant Therapeutics, Inc.
(a)
.............. 6,925 103,182
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 5,958 432,312
Revance Therapeutics, Inc.
(a)
............ 9,820 48,314
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 82,679 )
(a) (e)
..................... 7,889 11,896
scPharmaceuticals, Inc.
(a)
.............. 3,467 17,404
SIGA Technologies, Inc.
(b)
.............. 5,290 45,282
Supernus Pharmaceuticals, Inc.
(a)
......... 5,814 198,316
Taro Pharmaceutical Industries Ltd.
(a)
...... 995 42,128
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 3,582 130,206
Terns Pharmaceuticals, Inc.
(a)
............ 5,217 34,223
Theravance Biopharma, Inc.
(a)
........... 5,475 49,111
Third Harmonic Bio, Inc.
(a)
.............. 2,294 21,655
Trevi Therapeutics, Inc.
(a)
.............. 5,182 17,878
Ventyx Biosciences, Inc.
(a) (b)
............. 5,721 31,465
Verrica Pharmaceuticals, Inc.
(a)
........... 2,541 15,043
WaVe Life Sciences Ltd.
(a)
.............. 8,829 54,475
Xeris Biopharma Holdings, Inc.
(a)
......... 15,370 33,968
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zevra Therapeutics, Inc.
(a)
.............. 4,262 $ 24,720
5,211,445
Professional Services — 2.4%
Alight, Inc. , Class A
(a)
................. 50,405 496,489
ASGN, Inc.
(a)
....................... 5,607 587,389
Asure Software, Inc.
(a)
................. 2,445 19,022
Barrett Business Services, Inc. ........... 810 102,643
BlackSky Technology, Inc. , Class A
(a) (b)
...... 15,360 20,890
CBIZ, Inc.
(a)
........................ 5,843 458,676
Conduent, Inc.
(a)
.................... 22,422 75,786
CRA International, Inc. ................ 841 125,797
CSG Systems International, Inc.
(b)
......... 3,624 186,781
ExlService Holdings, Inc.
(a)
............. 19,585 622,803
Exponent, Inc. ...................... 6,110 505,236
First Advantage Corp. ................. 6,496 105,365
FiscalNote Holdings, Inc. , Class A
(a)
....... 7,953 10,577
Forrester Research, Inc.
(a)
.............. 1,441 31,068
Franklin Covey Co.
(a)
................. 1,424 55,906
Heidrick & Struggles International, Inc. ..... 2,512 84,554
HireQuest, Inc. ..................... 623 8,068
HireRight Holdings Corp.
(a)
............. 1,849 26,385
Huron Consulting Group, Inc.
(a)
........... 2,226 215,076
IBEX Holdings Ltd.
(a)
.................. 975 15,044
ICF International, Inc. ................. 2,280 343,436
Innodata, Inc.
(a)
..................... 3,049 20,123
Insperity, Inc.
(b)
..................... 4,311 472,529
Kelly Services, Inc. , Class A ............. 3,667 91,822
Kforce, Inc.
(b)
....................... 2,315 163,254
Korn Ferry ........................ 6,280 412,973
Legalzoom.com, Inc.
(a) (b)
............... 16,106 214,854
Maximus, Inc. ...................... 7,305 612,890
Mistras Group, Inc.
(a)
................. 2,441 23,336
NV5 Global, Inc.
(a)
................... 1,647 161,422
Planet Labs PBC , Class A
(a)
............. 20,596 52,520
Resources Connection, Inc. ............. 4,061 53,443
Skillsoft Corp.
(a) (b)
.................... 471 4,239
Sterling Check Corp.
(a)
................ 3,877 62,342
TriNet Group, Inc. ................... 3,826 506,907
TrueBlue, Inc.
(a)
..................... 3,719 46,562
TTEC Holdings, Inc. .................. 2,622 27,190
Upwork, Inc.
(a)
...................... 15,279 187,321
Verra Mobility Corp. , Class A
(a)
........... 16,577 413,928
Willdan Group, Inc.
(a)
................. 1,380 40,006
7,664,652
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.
(a)
............ 13,503 83,449
Compass, Inc. , Class A
(a)
............... 34,489 124,160
Cushman & Wakefield plc
(a)
............. 19,001 198,750
DigitalBridge Group, Inc. , Class A ......... 19,614 377,962
Douglas Elliman, Inc.
(a)
................ 10,446 16,505
eXp World Holdings, Inc.
(b)
.............. 8,401 86,782
Forestar Group, Inc.
(a)
................. 2,206 88,659
FRP Holdings, Inc.
(a)
.................. 861 52,865
Kennedy-Wilson Holdings, Inc. ........... 14,828 127,224
Marcus & Millichap, Inc. ............... 3,004 102,647
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 731 15,834
Newmark Group, Inc. , Class A ........... 16,692 185,114
Opendoor Technologies, Inc.
(a)
........... 67,956 205,907
RE/MAX Holdings, Inc. , Class A .......... 2,229 19,548
Redfin Corp.
(a)
...................... 13,180 87,647
RMR Group, Inc. (The) , Class A .......... 1,933 46,392
St. Joe Co. (The) .................... 4,088 236,981
Star Holdings
(a)
..................... 1,552 20,052
Stratus Properties, Inc.
(a)
............... 685 15,639

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Tejon Ranch Co.
(a)
................... 2,315 $ 35,674
Transcontinental Realty Investors, Inc.
(a)
.... 183 6,890
2,134,681
Residential REITs — 0.4%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 17,188 140,770
BRT Apartments Corp. ................ 1,549 26,023
Centerspace ....................... 1,800 102,852
Clipper Realty, Inc. ................... 2,705 13,065
Elme Communities ................... 10,540 146,717
Independence Realty Trust, Inc. .......... 27,280 440,027
NexPoint Residential Trust, Inc. .......... 2,785 89,649
UMH Properties, Inc. ................. 6,949 112,852
Veris Residential, Inc. ................. 9,816 149,301
1,221,256
Retail REITs — 1.1%
Acadia Realty Trust .................. 12,270 208,713
Alexander's, Inc. .................... 265 57,542
CBL & Associates Properties, Inc. ......... 3,430 78,581
Getty Realty Corp. ................... 5,715 156,305
InvenTrust Properties Corp. ............. 8,286 213,033
Kite Realty Group Trust ................ 26,502 574,563
Macerich Co. (The)
(b)
................. 26,231 451,960
NETSTREIT Corp. ................... 8,455 155,318
Phillips Edison & Co., Inc.
(b)
............. 14,451 518,358
Retail Opportunity Investments Corp.
(b)
..... 14,598 187,146
Saul Centers, Inc. ................... 1,435 55,233
SITE Centers Corp. .................. 23,226 340,261
Tanger, Inc. ........................ 12,743 376,301
Urban Edge Properties ................ 14,370 248,170
Whitestone REIT .................... 6,072 76,204
3,697,688
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc. , Class A
(a)
........... 5,793 168,808
Aehr Test Systems
(a) (b)
................. 3,510 43,524
Alpha & Omega Semiconductor Ltd.
(a)
...... 2,896 63,828
Ambarella, Inc.
(a)
.................... 4,698 238,517
Amkor Technology, Inc.
(b)
............... 13,657 440,302
Atomera, Inc.
(a)
..................... 2,344 14,439
Axcelis Technologies, Inc.
(a) (b)
............ 3,948 440,281
CEVA, Inc.
(a)
....................... 2,684 60,954
Cohu, Inc.
(a)
....................... 5,395 179,815
Credo Technology Group Holding Ltd.
(a)
..... 14,970 317,214
Diodes, Inc.
(a)
...................... 5,429 382,744
FormFactor, Inc.
(a)
................... 9,324 425,454
Ichor Holdings Ltd.
(a)
.................. 3,524 136,097
Impinj, Inc.
(a)
....................... 2,825 362,758
indie Semiconductor, Inc. , Class A
(a)
....... 18,844 133,415
inTEST Corp.
(a)
..................... 1,255 16,629
Kulicke & Soffa Industries, Inc.
(b)
.......... 6,576 330,839
MACOM Technology Solutions Holdings, Inc.
(a)
6,587 629,981
Maxeon Solar Technologies Ltd.
(a) (b)
........ 3,677 12,244
MaxLinear, Inc.
(a)
.................... 9,094 169,785
Navitas Semiconductor Corp.
(a)
.......... 13,584 64,796
NVE Corp. ........................ 559 50,411
Onto Innovation, Inc.
(a) (b)
............... 5,900 1,068,372
PDF Solutions, Inc.
(a)
................. 3,795 127,778
Photronics, Inc.
(a)
.................... 7,454 211,097
Power Integrations, Inc. ............... 6,806 486,969
Rambus, Inc.
(a) (b)
.................... 12,990 802,912
Semtech Corp.
(a)
.................... 7,939 218,243
Silicon Laboratories, Inc.
(a)
.............. 3,848 553,035
SiTime Corp.
(a)
...................... 2,073 193,266
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SkyWater Technology, Inc.
(a)
............ 2,206 $ 22,435
SMART Global Holdings, Inc.
(a)
........... 6,078 159,973
Synaptics, Inc.
(a)
.................... 4,775 465,849
Transphorm, Inc.
(a)
................... 4,399 21,599
Ultra Clean Holdings, Inc.
(a)
............. 5,311 243,987
Veeco Instruments, Inc.
(a)
.............. 6,247 219,707
9,478,057
Software — 6.3%
8x8, Inc.
(a)
......................... 15,721 42,447
A10 Networks, Inc.
(b)
.................. 8,641 118,295
ACI Worldwide, Inc.
(a)
................. 13,232 439,435
Adeia, Inc. ........................ 13,127 143,347
Agilysys, Inc.
(a)
..................... 2,394 201,718
Alarm.com Holdings, Inc.
(a) (b)
............ 5,815 421,413
Alkami Technology, Inc.
(a) (b)
............. 4,846 119,066
Altair Engineering, Inc. , Class A
(a) (b)
........ 6,592 567,901
American Software, Inc. , Class A ......... 3,744 42,869
Amplitude, Inc. , Class A
(a)
.............. 8,471 92,164
Appfolio, Inc. , Class A
(a)
............... 2,338 576,878
Appian Corp. , Class A
(a) (b)
.............. 4,859 194,117
Asana, Inc. , Class A
(a) (b)
................ 9,747 150,981
Aurora Innovation, Inc. , Class A
(a)
......... 41,160 116,071
AvePoint, Inc. , Class A
(a)
............... 18,683 147,969
Bit Digital, Inc.
(a)
..................... 9,789 28,094
Blackbaud, Inc.
(a) (b)
................... 5,287 391,978
BlackLine, Inc.
(a)
.................... 6,837 441,533
Box, Inc. , Class A
(a) (b)
................. 17,072 483,479
Braze, Inc. , Class A
(a) (b)
................ 6,362 281,837
C3.ai, Inc. , Class A
(a)
................. 9,824 265,936
Cerence, Inc.
(a)
..................... 5,025 79,144
Cipher Mining, Inc.
(a)
.................. 4,648 23,937
Cleanspark, Inc.
(a)
................... 23,279 493,748
Clear Secure, Inc. , Class A ............. 9,851 209,531
CommVault Systems, Inc.
(a)
............. 5,391 546,809
Consensus Cloud Solutions, Inc.
(a)
........ 2,490 39,491
CoreCard Corp.
(a)
.................... 827 9,138
CS Disco, Inc.
(a)
..................... 2,581 20,984
Digimarc Corp.
(a)
.................... 1,803 49,006
Digital Turbine, Inc.
(a)
................. 11,614 30,429
Domo, Inc. , Class B
(a)
................. 3,734 33,307
E2open Parent Holdings, Inc. , Class A
(a)
.... 21,108 93,720
eGain Corp.
(a) (b)
..................... 2,947 19,008
Enfusion, Inc. , Class A
(a)
............... 4,668 43,179
Envestnet, Inc.
(a)
.................... 6,100 353,251
Everbridge, Inc.
(a)
.................... 4,854 169,065
EverCommerce, Inc.
(a) (b)
............... 2,494 23,493
Expensify, Inc. , Class A
(a)
.............. 6,987 12,856
Freshworks, Inc. , Class A
(a)
............. 19,646 357,754
Instructure Holdings, Inc.
(a)
............. 2,346 50,157
Intapp, Inc.
(a)
....................... 4,811 165,017
InterDigital, Inc.
(b)
.................... 3,118 331,942
Jamf Holding Corp.
(a)
................. 8,645 158,636
Kaltura, Inc.
(a)
...................... 9,763 13,180
LivePerson, Inc.
(a) (b)
.................. 11,017 10,988
LiveRamp Holdings, Inc.
(a)
.............. 7,819 269,755
Marathon Digital Holdings, Inc.
(a) (b)
........ 27,023 610,179
Matterport, Inc. , Class A
(a)
.............. 31,438 71,050
MeridianLink, Inc.
(a)
.................. 3,218 60,177
MicroStrategy, Inc. , Class A
(a)
............ 1,790 3,051,162
Mitek Systems, Inc.
(a)
................. 5,018 70,754
Model N, Inc.
(a)
..................... 4,684 133,353
N-able, Inc.
(a)
....................... 8,562 111,905
NextNav, Inc.
(a)
..................... 6,515 42,869
Olo, Inc. , Class A
(a)
................... 12,836 70,470
ON24, Inc. ........................ 3,326 23,748

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
OneSpan, Inc.
(a)
..................... 4,995 $ 58,092
PagerDuty, Inc.
(a)
.................... 10,928 247,847
PowerSchool Holdings, Inc. , Class A
(a)
...... 6,816 145,113
Progress Software Corp.
(b)
.............. 5,224 278,491
PROS Holdings, Inc.
(a)
................ 5,327 193,530
Q2 Holdings, Inc.
(a) (b)
.................. 6,851 360,089
Qualys, Inc.
(a)
...................... 4,468 745,575
Rapid7, Inc.
(a)
...................... 7,322 359,071
Red Violet, Inc.
(a)
.................... 1,517 29,657
Rimini Street, Inc.
(a) (b)
................. 6,637 21,637
Riot Platforms, Inc.
(a)
................. 23,908 292,634
Sapiens International Corp. NV .......... 3,805 122,369
SEMrush Holdings, Inc. , Class A
(a)
........ 3,883 51,489
SolarWinds Corp.
(a)
.................. 6,455 81,462
SoundHound AI, Inc. , Class A
(a) (b)
......... 16,472 97,020
SoundThinking, Inc.
(a)
................. 1,052 16,706
Sprinklr, Inc. , Class A
(a)
................ 12,825 157,363
Sprout Social, Inc. , Class A
(a)
............ 5,791 345,781
SPS Commerce, Inc.
(a)
................ 4,420 817,258
Tenable Holdings, Inc.
(a)
............... 14,088 696,370
Terawulf, Inc.
(a)
..................... 17,079 44,918
Varonis Systems, Inc.
(a)
................ 13,230 624,059
Verint Systems, Inc.
(a)
................. 7,395 245,144
Veritone, Inc.
(a) (b)
.................... 4,498 23,659
Viant Technology, Inc. , Class A
(a)
.......... 1,457 15,532
Weave Communications, Inc.
(a)
.......... 3,815 43,796
Workiva, Inc. , Class A
(a) (b)
.............. 6,026 511,005
Xperi, Inc.
(a)
........................ 5,605 67,596
Yext, Inc.
(a)
........................ 13,122 79,126
Zeta Global Holdings Corp. , Class A
(a)
...... 16,569 181,099
Zuora, Inc. , Class A
(a)
................. 16,627 151,638
20,225,846
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 5,187 57,576
Four Corners Property Trust, Inc. ......... 11,067 270,810
Gladstone Land Corp. ................ 4,336 57,842
Outfront Media, Inc. .................. 17,727 297,636
PotlatchDeltic Corp. .................. 9,553 449,182
Safehold, Inc.
(b)
..................... 5,800 119,480
Uniti Group, Inc.
(b)
................... 28,660 169,094
1,421,620
Specialty Retail — 2.7%
1-800-Flowers.com, Inc. , Class A
(a)
........ 3,249 35,187
Aaron's Co., Inc. (The) ................ 3,894 29,205
Abercrombie & Fitch Co. , Class A
(a)
........ 5,869 735,562
Academy Sports & Outdoors, Inc.
(b)
........ 8,689 586,855
American Eagle Outfitters, Inc. ........... 22,187 572,203
America's Car-Mart, Inc.
(a)
.............. 761 48,605
Arko Corp. ........................ 9,829 56,025
Asbury Automotive Group, Inc.
(a)
.......... 2,476 583,791
BARK, Inc.
(a) (b)
...................... 13,878 17,209
Beyond, Inc.
(a)
...................... 5,357 192,370
Big 5 Sporting Goods Corp. ............. 2,483 8,740
Boot Barn Holdings, Inc.
(a)
.............. 3,595 342,064
Buckle, Inc. (The)
(b)
.................. 3,646 146,824
Build-A-Bear Workshop, Inc. ............ 1,647 49,196
Caleres, Inc. ....................... 4,090 167,813
Camping World Holdings, Inc. , Class A ..... 5,180 144,263
CarParts.com, Inc.
(a)
.................. 6,656 10,783
Carvana Co. , Class A
(a)
................ 12,431 1,092,809
Cato Corp. (The) , Class A .............. 2,154 12,429
Children's Place, Inc. (The)
(a)
............ 1,627 18,776
Designer Brands, Inc. , Class A
(b)
.......... 5,032 55,000
Destination XL Group, Inc.
(a)
............ 6,938 24,977
Security
Shares
Shares Value
Specialty Retail (continued)
Duluth Holdings, Inc. , Class B
(a)
.......... 1,881 $ 9,217
Envela Corp.
(a)
...................... 1,128 5,211
EVgo, Inc. , Class A
(a) (b)
................ 12,780 32,078
Foot Locker, Inc. .................... 9,749 277,846
Genesco, Inc.
(a)
..................... 1,236 34,781
Group 1 Automotive, Inc. ............... 1,663 485,978
GrowGeneration Corp.
(a) (b)
.............. 6,574 18,802
Guess?, Inc.
(b)
...................... 3,574 112,474
Haverty Furniture Cos., Inc. ............. 1,754 59,846
Hibbett, Inc. ....................... 1,394 107,073
J Jill, Inc.
(a)
........................ 435 13,907
Lands' End, Inc.
(a)
................... 1,728 18,818
Lazydays Holdings, Inc.
(a)
.............. 1,121 4,518
Leslie's, Inc.
(a)
...................... 22,001 143,006
MarineMax, Inc.
(a)
.................... 2,467 82,052
Monro, Inc.
(b)
....................... 3,470 109,444
National Vision Holdings, Inc.
(a)
.......... 9,491 210,321
ODP Corp. (The)
(a)
................... 3,929 208,433
OneWater Marine, Inc. , Class A
(a) (b)
........ 1,285 36,173
PetMed Express, Inc. ................. 2,618 12,540
Rent the Runway, Inc. , Class A
(a)
......... 5,424 1,873
Revolve Group, Inc. , Class A
(a)
........... 4,654 98,525
Sally Beauty Holdings, Inc.
(a) (b)
........... 12,910 160,342
Shoe Carnival, Inc. ................... 2,259 82,770
Signet Jewelers Ltd.
(b)
................. 5,263 526,668
Sleep Number Corp.
(a)
................ 2,585 41,438
Sonic Automotive, Inc. , Class A .......... 1,750 99,645
Sportsman's Warehouse Holdings, Inc.
(a)
.... 4,397 13,675
Stitch Fix, Inc. , Class A
(a) (b)
.............. 11,896 31,405
ThredUp, Inc. , Class A
(a)
............... 10,186 20,372
Tile Shop Holdings, Inc.
(a)
.............. 4,225 29,702
Tilly's, Inc. , Class A
(a)
................. 3,026 20,577
Torrid Holdings, Inc.
(a)
................. 1,710 8,345
Upbound Group, Inc.
(b)
................ 6,386 224,851
Urban Outfitters, Inc.
(a)
................ 7,711 334,812
Warby Parker, Inc. , Class A
(a)
............ 10,189 138,672
Winmark Corp. ..................... 333 120,446
Zumiez, Inc.
(a)
...................... 1,816 27,585
8,894,907
Technology Hardware, Storage & Peripherals — 2.1%
CompoSecure, Inc. , Class A
(a)
........... 2,762 19,969
Corsair Gaming, Inc.
(a)
................ 4,472 55,184
CPI Card Group, Inc.
(a) (b)
............... 500 8,930
Eastman Kodak Co.
(a)
................. 6,746 33,393
Immersion Corp. .................... 4,029 30,137
Intevac, Inc.
(a)
...................... 2,888 11,090
IonQ, Inc.
(a) (b)
....................... 19,896 198,761
Super Micro Computer, Inc.
(a)
............ 6,130 6,191,484
Turtle Beach Corp.
(a)
.................. 1,876 32,342
Xerox Holdings Corp. ................. 13,980 250,242
6,831,532
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc. , Class A
(a) (b)
............... 10,956 7,605
Figs, Inc. , Class A
(a)
.................. 16,006 79,710
Fossil Group, Inc.
(a)
.................. 5,734 5,849
G-III Apparel Group Ltd.
(a)
.............. 4,919 142,700
Hanesbrands, Inc.
(a) (b)
................. 42,164 244,551
Kontoor Brands, Inc.
(b)
................ 6,757 407,109
Movado Group, Inc. .................. 1,997 55,776
Oxford Industries, Inc. ................ 1,801 202,432
Rocky Brands, Inc.
(b)
.................. 626 16,983
Steven Madden Ltd.
(b)
................. 8,829 373,290
Vera Bradley, Inc.
(a)
.................. 3,137 21,332

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. ............. 9,165 $ 102,740
1,660,077
Tobacco — 0.1%
Ispire Technology, Inc.
(a)
............... 2,188 13,413
Turning Point Brands, Inc. .............. 2,148 62,936
Universal Corp.
(b)
.................... 3,004 155,367
Vector Group Ltd. ................... 17,544 192,282
423,998
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc. , Class A ....... 2,950 38,203
Applied Industrial Technologies, Inc. ....... 4,640 916,632
Beacon Roofing Supply, Inc.
(a)
........... 7,579 742,894
BlueLinx Holdings, Inc.
(a)
............... 991 129,068
Boise Cascade Co. .................. 4,779 732,955
Custom Truck One Source, Inc.
(a)
......... 7,030 40,915
Distribution Solutions Group, Inc.
(a)
........ 1,288 45,698
DNOW, Inc.
(a)
...................... 12,497 189,954
DXP Enterprises, Inc.
(a)
................ 1,565 84,087
EVI Industries, Inc. ................... 550 13,695
FTAI Aviation Ltd. .................... 11,963 805,110
GATX Corp. ....................... 4,280 573,648
Global Industrial Co. .................. 1,512 67,707
GMS, Inc.
(a)
........................ 4,840 471,126
H&E Equipment Services, Inc. ........... 3,834 246,066
Herc Holdings, Inc. ................... 3,414 574,576
Hudson Technologies, Inc.
(a)
............ 5,098 56,129
Karat Packaging, Inc. ................. 883 25,263
McGrath RentCorp ................... 2,951 364,065
MRC Global, Inc.
(a)
................... 10,078 126,680
Rush Enterprises, Inc. , Class A .......... 7,263 388,716
Rush Enterprises, Inc. , Class B .......... 1,279 68,158
Titan Machinery, Inc.
(a)
................ 2,427 60,214
Transcat, Inc.
(a)
..................... 1,015 113,101
Willis Lease Finance Corp.
(a)
............ 318 15,779
Xometry, Inc. , Class A
(a)
............... 4,140 69,925
6,960,364
Water Utilities — 0.4%
American States Water Co. ............. 4,424 319,590
Artesian Resources Corp. , Class A ........ 1,071 39,745
Cadiz, Inc.
(a)
....................... 4,986 14,459
California Water Service Group
(b)
......... 6,895 320,480
Consolidated Water Co. Ltd. ............ 1,804 52,875
Global Water Resources, Inc. ............ 1,630 20,929
Middlesex Water Co. ................. 2,147 112,718
Pure Cycle Corp.
(a)
................... 2,785 26,458
SJW Group ........................ 3,794 214,702
York Water Co. (The) ................. 1,683 61,042
1,182,998
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
....................... 8,210 $ 72,084
Spok Holdings, Inc. .................. 2,030 32,378
Telephone & Data Systems, Inc. .......... 11,975 191,840
Tingo Group, Inc.
(a)
................... 14,148 362
296,664
Total Common Stocks — 99 .3%
(Cost: $ 252,513,422 ) .............................. 321,248,275
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 1,703 851
Contra Chinook Therape, CVR
(d)
......... 7,079 3,115
Icosavax, Inc., CVR .................. 3,727 1,155
Oncternal Therapeutics, Inc., CVR
(d)
....... 105 108
5,229
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. ( Expires 04/03/24 ,
Strike Price USD 6.05 )
(a) (d)
............ 1,392 —
Total Rights — 0 .0%
(Cost: $ 8,240 ) .................................. 5,229
Total Long-Term Investments — 99.3%
(Cost: $ 252,521,662 ) .............................. 321,253,504
Short-Term Securities
Money Market Funds — 13.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(h)
.................. 41,114,631 41,135,189
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,744,044 1,744,044
Total Short-Term Securities — 13 .3%
(Cost: $ 42,879,233 ) ............................... 42,879,233
Total Investments — 112 .6%
(Cost: $ 295,400,895 ) .............................. 364,132,737
Liabilities in Excess of Other Assets — (12.6) % ............ (40,691,585)
Net Assets — 100.0% ...............................
$ 323,441,152
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,896, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 41,135,623
(a)
$ — $ (434) $ — $ 41,135,189 41,114,631 $ 93,024
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,260,930 483,114
(a)
— — — 1,744,044 1,744,044 20,899 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 58,249,337 — (58,242,456)
(a)
(6,106) (775) — — — —
$ (6,540) $ (775) $ 42,879,233 $ 113,923 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 22 06/21/24 $ 2,360 $ 40,670
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,209,430 $ — $ — $ 3,209,430
Air Freight & Logistics .................................... 535,548 — — 535,548
Automobile Components .................................. 4,377,071 — — 4,377,071
Automobiles .......................................... 279,276 — — 279,276
Banks ............................................... 27,020,403 — — 27,020,403
Beverages ........................................... 1,300,176 — — 1,300,176
Biotechnology ......................................... 25,558,417 — — 25,558,417
Broadline Retail ........................................ 283,831 — — 283,831
Building Products ....................................... 6,582,891 — — 6,582,891
Capital Markets ........................................ 4,392,272 — — 4,392,272
Chemicals ............................................ 6,175,998 — — 6,175,998
Commercial Services & Supplies ............................. 5,103,352 — — 5,103,352
Communications Equipment ................................ 1,595,697 — — 1,595,697
Construction & Engineering ................................ 6,282,082 — — 6,282,082
Construction Materials .................................... 1,265,368 — — 1,265,368
Consumer Finance ...................................... 2,305,682 — — 2,305,682
Consumer Staples Distribution & Retail ........................ 1,930,406 — — 1,930,406
Containers & Packaging .................................. 910,905 — — 910,905
Distributors ........................................... 21,838 — — 21,838
Diversified Consumer Services .............................. 3,464,822 — — 3,464,822
Diversified REITs ....................................... 1,806,898 — — 1,806,898

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ 1,431,869 $ — $ — $ 1,431,869
Electric Utilities ........................................ 2,125,987 — — 2,125,987
Electrical Equipment ..................................... 4,553,458 — — 4,553,458
Electronic Equipment, Instruments & Components ................. 8,481,517 — — 8,481,517
Energy Equipment & Services .............................. 8,216,846 — — 8,216,846
Entertainment ......................................... 1,288,479 — — 1,288,479
Financial Services ...................................... 7,853,077 — — 7,853,077
Food Products ......................................... 2,840,564 — — 2,840,564
Gas Utilities ........................................... 2,864,412 — — 2,864,412
Ground Transportation ................................... 1,420,025 — — 1,420,025
Health Care Equipment & Supplies ........................... 8,471,520 — — 8,471,520
Health Care Providers & Services ............................ 8,081,159 — — 8,081,159
Health Care REITs ...................................... 1,512,083 — — 1,512,083
Health Care Technology .................................. 1,140,211 — — 1,140,211
Hotel & Resort REITs .................................... 2,680,489 — — 2,680,489
Hotels, Restaurants & Leisure .............................. 7,081,805 — — 7,081,805
Household Durables ..................................... 7,839,374 — — 7,839,374
Household Products ..................................... 991,956 — — 991,956
Independent Power and Renewable Electricity Producers ............ 580,573 — — 580,573
Industrial Conglomerates .................................. 73,410 — — 73,410
Industrial REITs ........................................ 1,454,453 — — 1,454,453
Insurance ............................................ 5,996,074 — — 5,996,074
Interactive Media & Services ............................... 2,002,636 — — 2,002,636
IT Services ........................................... 1,449,373 — — 1,449,373
Leisure Products ....................................... 1,266,869 — — 1,266,869
Life Sciences Tools & Services .............................. 822,780 — — 822,780
Machinery ............................................ 11,694,323 — — 11,694,323
Marine Transportation .................................... 992,585 — — 992,585
Media ............................................... 1,883,143 — — 1,883,143
Metals & Mining ........................................ 5,843,288 — — 5,843,288
Mortgage Real Estate Investment Trusts (REITs) .................. 3,429,740 — — 3,429,740
Multi-Utilities .......................................... 1,271,931 — — 1,271,931
Office REITs .......................................... 2,050,626 — — 2,050,626
Oil, Gas & Consumable Fuels ............................... 15,080,364 — — 15,080,364
Paper & Forest Products .................................. 362,469 — — 362,469
Passenger Airlines ...................................... 1,237,614 — — 1,237,614
Personal Care Products .................................. 3,173,045 — — 3,173,045
Pharmaceuticals ....................................... 5,199,549 11,896 — 5,211,445
Professional Services .................................... 7,664,652 — — 7,664,652
Real Estate Management & Development ....................... 2,134,681 — — 2,134,681
Residential REITs ....................................... 1,221,256 — — 1,221,256
Retail REITs .......................................... 3,697,688 — — 3,697,688
Semiconductors & Semiconductor Equipment .................... 9,478,057 — — 9,478,057
Software ............................................. 20,225,846 — — 20,225,846
Specialized REITs ...................................... 1,421,620 — — 1,421,620
Specialty Retail ........................................ 8,894,907 — — 8,894,907
Technology Hardware, Storage & Peripherals .................... 6,831,532 — — 6,831,532
Textiles, Apparel & Luxury Goods ............................ 1,660,077 — — 1,660,077
Tobacco ............................................. 423,998 — — 423,998
Trading Companies & Distributors ............................ 6,960,364 — — 6,960,364
Water Utilities ......................................... 1,182,998 — — 1,182,998
Wireless Telecommunication Services ......................... 296,664 — — 296,664
Rights ................................................ — 1,155 4,074 5,229
Short-Term Securities
Money Market Funds ...................................... 42,879,233 — — 42,879,233
$ 364,115,612 $ 13,051 $ 4,074 $ 364,132,737
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 40,670 $ — $ — $ 40,670
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Small Cap Index V.I. Fund

Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust